Report of Directors Financial Review Risk Report	12 Months Ended
Dec. 31, 2025
Report of Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Credit Risk sub-function
(Audited)
The Credit Risk sub-function in Group Risk and Compliance is responsible for the key policies and processes for managing credit risk, which include formulating Group credit policies and risk rating frameworks, guiding the Group’s appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios while fostering a culture of responsible lending.
Concentration of exposure
(Audited)
Concentration of credit risk occurs when multiple counterparties share similar economic traits or operate in the same sectors or regions, making them collectively vulnerable to changes in economic or political conditions. To mitigate this risk, the Group uses various controls such as portfolio and counterparty limits, approval and review processes, and stress testing across industries, countries and businesses.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework to support the calculation of our minimum capital requirement. The five credit quality classifications encompass a range of granular internal credit rating grades assigned to wholesale and retail customers, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related customer risk rating (‘CRR’) to external credit rating.
Forborne loans and advances
(Audited)
Forbearance measures consist of concessions towards an obligor that is experiencing, or about to experience, difficulties in meeting its financial commitments.
We continue to class loans as forborne when we modify the
contractual payment terms due to having concerns about the
borrowers’ ability to meet contractual payments when they were due.
Our definition of forborne captures non-payment-related concessions, such as covenant waivers.
ÑFor details of our policy on forbearance, see Note 1.2(j) in the financial
statementsForborne loans and recognition of expected
credit losses
(Audited)
Forborne loans expected credit loss assessments reflect the higher rates of losses typically experienced with these types of loans; as such they are categorised as stage 2 and stage 3. The higher rates are more pronounced in unsecured retail lending requiring further segmentation.
For wholesale lending, forborne loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in forborne loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments, see Note 1.2(j) on the financial statements.
Write-off of loans and advances
(Audited)
Under IFRS 9, write-off should occur when there is no reasonable expectation of recovering further cash flows from the financial asset.
This principle does not prohibit early write-off, which is defined in local policies to ensure effectiveness in the management of customers in the collections process.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. However, in exceptional circumstances, to avoid unfair customer outcomes, deliver customer duty or meet regulatory expectations, the period may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued. Where these assets are maintained on the balance sheet beyond 60 months of consecutive delinquency-driven default, the prospect of recovery is reassessed.
Recovery activity, on both secured and unsecured assets, may continue after write-off.
Any unsecured exposures that are not written off at 180 days past due, and any secured exposures that are in ‘default’ status for 60 months or greater but are not written off, are subject to additional monitoring via the appropriate governance forums.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	893,433	80,936	24,389	333	999,091	(1,201)	(2,318)	(7,097)	(76)	(10,692)	0.1	2.9	29.1	22.8	1.1
– personal	446,696	23,887	3,945	—	474,528	(667)	(1,235)	(895)	—	(2,797)	0.1	5.2	22.7	—	0.6
– corporate and commercial	349,763	54,636	19,966	140	424,505	(478)	(1,064)	(5,909)	(75)	(7,526)	0.1	1.9	29.6	53.6	1.8
– non-bank financial institutions	96,974	2,413	478	193	100,058	(56)	(19)	(293)	(1)	(369)	0.1	0.8	61.3	0.5	0.4
Loans and advances to banks at amortised cost	108,336	132	1	—	108,469	(4)	(2)	(1)	—	(7)	—	1.5	100.0	—	—
Other financial assets measured at amortised cost	888,491	1,651	184	—	890,326	(76)	(11)	(42)	—	(129)	—	0.7	22.8	—	—
Loan and other credit-related commitments	669,648	20,488	652	4	690,792	(149)	(97)	(69)	—	(315)	—	0.5	10.6	—	—
– personal	270,494	1,945	92	—	272,531	(22)	(5)	—	—	(27)	—	0.3	—	—	—
– corporate and commercial	255,740	14,649	560	4	270,953	(115)	(88)	(69)	—	(272)	—	0.6	12.3	—	0.1
– financial	143,414	3,894	—	—	147,308	(12)	(4)	—	—	(16)	—	0.1	—	—	—
Financial guarantees	15,913	1,371	192	—	17,476	(8)	(17)	(26)	—	(51)	0.1	1.2	13.5	—	0.3
– personal	1,446	—	—	—	1,446	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	10,071	1,287	190	—	11,548	(6)	(17)	(26)	—	(49)	0.1	1.3	13.7	—	0.4
– financial	4,396	84	2	—	4,482	(1)	—	—	—	(1)	—	—	—	—	—
At 31 Dec 2025	2,575,821	104,578	25,418	337	2,706,154	(1,438)	(2,445)	(7,235)	(76)	(11,194)	0.1	2.3	28.5	22.6	0.4

Loans and advances to customers at amortised cost	824,420	93,248	22,615	90	940,373	(1,078)	(2,546)	(6,040)	(51)	(9,715)	0.1	2.7	26.7	56.7	1.0
– personal	403,746	39,919	3,560	—	447,225	(570)	(1,158)	(796)	—	(2,524)	0.1	2.9	22.4	—	0.6
–corporate and commercial	340,987	51,231	18,376	90	410,684	(463)	(1,358)	(4,883)	(51)	(6,755)	0.1	2.7	26.6	56.7	1.6
– non-bank financial institutions	79,687	2,098	679	—	82,464	(45)	(30)	(361)	—	(436)	0.1	1.4	53.2	—	0.5
Loans and advances to banks at amortised cost	101,852	198	2	—	102,052	(9)	(2)	(2)	—	(13)	—	1.0	100.0	—	—
Other financial assets measured at amortised cost	826,621	1,806	153	—	828,580	(64)	(5)	(23)	—	(92)	—	0.3	15.0	—	—
Loan and other credit-related commitments	597,231	21,175	958	3	619,367	(137)	(121)	(90)	—	(348)	—	0.6	9.4	—	0.1
– personal	251,489	1,680	86	—	253,255	(17)	—	(5)	—	(22)	—	—	5.8	—	—
– corporate and commercial	231,201	17,453	838	3	249,495	(111)	(116)	(83)	—	(310)	—	0.7	9.9	—	0.1
– financial	114,541	2,042	34	—	116,617	(9)	(5)	(2)	—	(16)	—	0.2	5.9	—	—
Financial guarantees	15,353	1,397	248	—	16,998	(8)	(5)	(16)	—	(29)	0.1	0.4	6.5	—	0.2
– personal	1,416	11	—	—	1,427	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	10,048	1,232	195	—	11,475	(7)	(5)	(15)	—	(27)	0.1	0.4	7.7	—	0.2
– financial	3,889	154	53	—	4,096	(1)	—	(1)	—	(2)	—	—	1.9	—	—
At 31 Dec 2024	2,365,477	117,824	23,976	93	2,507,370	(1,296)	(2,679)	(6,171)	(51)	(10,197)	0.1	2.3	25.7	54.8	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
At 31 Dec 2025	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	80,936	77,615	1,894	1,427	(2,318)	(1,837)	(211)	(270)	2.9	2.4	11.1	18.9
– personal	23,887	21,481	1,483	923	(1,235)	(797)	(188)	(250)	5.2	3.7	12.7	27.1
– corporate and commercial	54,636	53,898	400	338	(1,064)	(1,024)	(23)	(17)	1.9	1.9	5.8	5.0
– non-bank financial institutions	2,413	2,236	11	166	(19)	(16)	—	(3)	0.8	0.7	—	1.8
Loans and advances to banks at amortised cost	132	132	—	—	(2)	(2)	—	—	1.5	1.5	—	—
Other financial assets measured at amortised cost	1,651	1,611	21	19	(11)	(10)	—	(1)	0.7	0.6	—	5.3

At 31 Dec 2024
Loans and advances to customers at amortised cost	93,248	90,157	1,888	1,203	(2,546)	(2,147)	(192)	(207)	2.7	2.4	10.2	17.2
– personal	39,919	37,676	1,361	882	(1,158)	(799)	(169)	(190)	2.9	2.1	12.4	21.5
– corporate and commercial	51,231	50,486	506	239	(1,358)	(1,326)	(21)	(11)	2.7	2.6	4.2	4.6
– non-bank financial institutions	2,098	1,995	21	82	(30)	(22)	(2)	(6)	1.4	1.1	9.5	7.3
Loans and advances to banks at amortised cost	198	198	—	—	(2)	(2)	—	—	1.0	1.0	—	—
Other financial assets measured at amortised cost	1,806	1,794	3	9	(5)	(5)	—	—	0.3	0.3	—	—
1The days past due amounts presented above are on a contractual basis.
Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments.
Commentary on consolidated balance sheet movements in 2025
is provided on page 74.

Maximum exposure to credit risk
(Audited)
	At 31 Dec 2025			At 31 Dec 2024
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	988,399	(25,671)	962,728	930,658	(22,822)	907,836
– personal	471,731	(3,568)	468,163	444,701	(2,256)	442,445
– corporate and commercial	416,979	(20,636)	396,343	403,929	(18,897)	385,032
– non-bank financial institutions	99,689	(1,467)	98,222	82,028	(1,669)	80,359
Loans and advances to banks at amortised cost	108,462	—	108,462	102,039	—	102,039
Other financial assets held at amortised cost	888,882	(5,865)	883,017	827,193	(4,383)	822,810
– cash and balances at central banks	242,859	—	242,859	267,674	—	267,674
– Hong Kong Government certificates of indebtedness	44,063	—	44,063	42,293	—	42,293
– reverse repurchase agreements – non-trading	298,392	(5,865)	292,527	252,549	(4,383)	248,166
– financial investments	182,089	—	182,089	153,973	—	153,973
– prepayments, accrued income and other assets	121,479	—	121,479	110,704	—	110,704
Assets held for sale	11,115	—	11,115	27,234	—	27,234
Derivatives	237,740	(229,223)	8,517	268,637	(254,257)	14,380
Total on-balance sheet exposure to credit risk	2,234,598	(260,759)	1,973,839	2,155,761	(281,462)	1,874,299
Total off-balance sheet	1,068,162	—	1,068,162	970,610	—	970,610
– financial and other guarantees	119,840	—	119,840	109,380	—	109,380
– loan and other credit-related commitments	948,322	—	948,322	861,230	—	861,230
Total	3,302,760	(260,759)	3,042,001	3,126,371	(281,462)	2,844,909
Credit deterioration of financial
instruments
(Audited)
ÑA summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2, stage 3 (credit impaired)
and POCI financial instruments can be found in Note 1.2(j) on the financial statements.
Measurement uncertainty and sensitivity analysis of ECL estimates(Audited)
The recognition and measurement of ECL involves the use of
significant judgement and estimation. We form multiple scenarios based on economic forecasts and distributional estimates and apply these to credit risk models to estimate future credit losses. The results are then probability-weighted to determine an unbiased ECL estimate.
Management assessed the current economic environment, reviewed the latest economic forecasts and discussed key risks before selecting economic scenarios and their weightings.
Management judgemental adjustments are used where modelled
allowance for ECL does not fully reflect the identified risks and related uncertainty, or to capture significant late-breaking events.
Methodology
At 31 December 2025, four economic scenarios were used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Scenarios are created using the latest economic forecasts and distributional estimates, each quarter.
Three scenarios, the Upside, Central and Downside, are drawn from external consensus forecasts, market data and distributional estimates of the entire range of economic outcomes. These estimates are used as conditioning assumptions in a modelled expansion of other variables, to ensure scenarios that are economically coherent and internally consistent. The fourth scenario, the Downside 2, represents management’s view of severe downside risks.
The consensus Central scenario is deemed the ‘most likely’ scenario, and will attract the largest probability weighting.
The consensus outer scenarios represent short-term cyclical deviations from the Central scenario, where variable paths converge back to long-
term trend expectations. They are calibrated to a 10% probability.
HSBC’s Central scenario assumes that the effects of announced climate measures, carbon pricing and green levies are incorporated into economic forecasts where their short-term effects are known from enacted legislation, or may be reasonably projected from current trends and statutory targets. Variable paths and projections aligned to long-
term climate outcomes, but which are dependent on additional policy adjustments, carry greater uncertainty. Further details about climate scenarios may be found in the ‘Insights from climate scenario analysis’
section of our Risk review on page 206.
The Downside 2 explores a more extreme economic outcome than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations and may instead explore alternative states of equilibrium, where economic variables move permanently away from past trends. It is calibrated to a
5% probability.
In most circumstances, the alignment of weightings with the calibrated probability of scenarios is deemed appropriate for the unbiased estimation of ECL. However, management may depart from this
probability-based scenario weighting approach when the economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
Description of economic scenarios
The economic assumptions presented in this section are formed by
HSBC with reference to external forecasts and estimates for the purpose of calculating ECL.
Forecasts may change, and remain subject to uncertainty. Outer scenarios are designed to capture the potential crystallisation of key economic and financial risks and alternative paths for economic variables. The scenarios used to calculate ECL are described below.
The consensus Central scenario
HSBC’s Central scenario incorporates higher growth forecasts for 2026 relative to the fourth quarter of 2024, in most of our major markets.
The change in forecasts for 2027 is more mixed, reflecting differing regional dynamics. The scenario is modelled consistent with a US tariff rate, measured as an effective trade-weighted average, of 15% at the start of 2026. That rate has fallen in recent months to reflect the lowering of US tariff rates on imports from mainland China, the conclusion of a trade agreement with Switzerland and targeted tariff exemptions on key products.
Forecasts for mainland China and Hong Kong have improved relative to the fourth quarter of 2024, when projections were weighed down by expectations that the imposition of US tariffs would result in much slower growth. Growth expectations have since been revised upwards, supported by China’s success in redirecting trade away from the US, and further anticipated official policy support. In Hong Kong, further increases in residential property sector transactions and domestic consumption are expected to be driven by a lowering of interest rates.
Forecast US GDP growth has also improved relative to the fourth quarter of 2024 despite trade policy uncertainty, the persistence of higher inflation and a weaker labour market. The economy has proved more resilient to tariffs than had been expected, and robust growth in private sector investment, related to the technology sector, has further supported growth. The key exception to the improved outlook is the
UK, where forecasts have deteriorated as unemployment has risen and both household and business confidence has weakened.
Global GDP is expected to grow by 2.5% in 2026 in the Central scenario, and the average rate of global GDP growth is forecast to be
2.6% over the five-year forecast period.
The key features of our Central scenario are:
–Forecast GDP growth has improved since the fourth quarter of
2024, although the outlook still envisages either a slowdown or stabilisation in growth in 2026, relative to 2025, for most markets.
The exceptions are Mexico and the UAE, where growth is forecast to improve in 2026.
–In most markets, unemployment is forecast to rise moderately in
2026 in line with slower economic activity and subdued hiring. It will remain relatively low by historical standards.
–The evolution of inflation is mixed. In the US and UK, inflation is expected to fall gradually but remain above central bank target rates through 2026, reflecting higher tariffs in the US and the effects of services price inflation in the UK. In mainland China, inflation is expected to remain subdued due to soft consumer demand and
continued manufacturing growth.
–House prices in mainland China are expected to continue to fall. In
Hong Kong, prices are forecast to see further moderate
improvements due to a revival in buyer interest, spurred by lower interest rates. House price growth is projected to remain positive, but subdued, in the UK and the US.
–Challenging conditions are also forecast to continue in certain segments of the commercial property sector in a number of our major markets, including Hong Kong. Structural changes to demand in the office segment in particular have driven lower valuations.
–Policy interest rates in major markets are forecast to gradually decline further in 2026. In the longer term, they are expected to remain at a higher level than in recent years.
–The Brent crude oil price is forecast to average around $65 per barrel over the projection period.
The Central scenario was created with forecasts available in late
November 2025, and subsequently kept under review until the end of
December 2025.
The following tables describe key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario
	2026–2030 (as at 4Q25)							2025–2029 (as at 4Q24)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2025								1.2	2.0	1.7	4.0	0.9	4.4	0.9
2026	1.1	1.9	2.3	4.4	0.9	4.7	1.3	1.3	1.6	1.8	3.7	0.9	4.2	1.2
2027	1.4	2.0	2.3	4.2	1.2	4.1	2.0	1.8	1.6	3.5	4.3	1.4	3.9	1.7
2028	1.5	2.1	2.3	4.0	1.3	3.8	2.2	1.6	1.8	3.1	3.9	1.5	3.6	1.9
2029	1.5	2.1	2.4	3.8	1.3	3.5	2.2	1.6	2.0	2.7	3.7	1.4	3.6	2.0
2030	1.5	2.0	2.4	3.8	1.3	3.5	2.2
5-year average[1]	1.4	2.0	2.3	4.0	1.2	3.9	2.0	1.5	1.8	2.6	3.9	1.2	3.9	1.5
Unemployment rate (%)
2025								4.9	4.4	3.3	5.2	7.5	2.7	3.5
2026	4.9	4.4	3.6	5.2	7.6	2.5	3.2	4.7	4.3	3.7	5.4	7.3	2.6	3.5
2027	4.7	4.3	3.4	5.2	7.6	2.4	3.2	4.5	4.3	3.3	5.2	7.2	2.6	3.5
2028	4.7	4.1	3.1	5.1	7.5	2.4	3.2	4.3	4.2	3.0	5.0	7.0	2.5	3.5
2029	4.7	4.1	3.0	5.0	7.4	2.4	3.1	4.3	4.1	2.9	5.0	7.0	2.5	3.5
2030	4.7	4.1	3.0	5.0	7.4	2.4	3.1
5-year average[1]	4.7	4.2	3.2	5.1	7.5	2.4	3.2	4.5	4.2	3.2	5.2	7.2	2.6	3.5
House prices (annual average growth rate, %)
2025								1.4	4.4	(0.5)	(5.9)	2.1	9.3	7.6
2026	1.2	1.1	0.5	(1.6)	4.3	5.8	4.8	3.8	3.2	2.4	(0.7)	4.4	5.1	4.5
2027	2.8	1.9	1.5	2.1	5.0	3.2	4.5	4.6	2.4	3.0	3.2	4.4	3.6	4.2
2028	3.3	2.7	2.5	3.5	4.1	2.3	4.4	3.5	2.5	2.7	4.1	3.8	1.8	4.0
2029	2.7	3.2	2.1	3.4	3.1	2.0	4.3	2.7	2.6	2.7	2.9	3.1	1.3	4.0
2030	2.4	3.2	2.1	2.3	2.2	2.1	4.2
5-year average[1]	2.5	2.4	1.8	1.9	3.7	3.1	4.4	3.2	3.0	2.1	0.7	3.6	4.2	4.9
Inflation (annual average growth rate, %)
2025								2.4	2.4	1.4	0.3	1.2	2.1	5.0
2026	2.5	2.9	1.8	0.7	1.4	2.0	3.7	2.1	2.8	1.9	1.0	1.6	1.9	3.9
2027	2.1	2.3	1.9	1.2	1.7	1.9	3.6	2.1	2.5	2.2	1.5	2.0	1.8	3.4
2028	2.1	2.2	2.0	1.4	2.1	1.9	3.5	2.0	2.2	2.2	1.7	2.3	1.9	3.4
2029	2.0	2.2	2.2	1.5	2.1	2.0	3.4	2.0	2.1	2.3	1.6	2.2	1.8	3.4
2030	2.0	2.2	2.2	1.5	1.9	2.0	3.4
5-year average	2.2	2.4	2.0	1.3	1.9	1.9	3.5	2.1	2.4	2.0	1.2	1.9	1.9	3.8
Central bank policy rate (annual average, %)
2025								4.2	4.1	4.5	2.9	2.1	4.1	9.4
2026	3.5	3.4	3.8	3.0	1.9	3.5	7.0	3.9	3.7	4.1	2.9	1.8	3.8	8.8
2027	3.4	3.1	3.5	3.0	2.0	3.1	7.2	3.8	3.7	4.0	3.0	2.0	3.7	8.8
2028	3.5	3.2	3.6	3.1	2.1	3.3	7.5	3.7	3.6	4.0	3.2	2.0	3.6	8.9
2029	3.7	3.4	3.8	3.1	2.3	3.4	7.7	3.7	3.6	4.0	3.3	2.1	3.6	8.9
2030	3.8	3.6	3.9	3.2	2.5	3.6	7.9
5-year average[1]	3.6	3.3	3.7	3.1	2.2	3.4	7.5	3.9	3.7	4.1	3.1	2.0	3.8	8.9
1The five-year average is calculated over a projected period of 20 quarters from 1Q26 to 4Q30 for the 4Q25 scenario and 1Q25 to 4Q29 for the 4Q24 scenario.
2For mainland China, the rate shown is the Loan Prime Rate.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It also incorporates lower
unemployment and higher asset prices than incorporated in the Central scenario. Inflation accelerates modestly, driven by increased investment and higher consumption spending.
The scenario is consistent with a number of key upside risk themes.
These include a partial rollback of tariff measures, deregulation, an improvement in the US-China relationship, and a de-escalation in geopolitical tensions.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.0	(4Q30)	15.2	(4Q30)	20.7	(4Q30)	28.6	(4Q30)	8.5	(4Q30)	29.0	(4Q30)	16.9	(4Q30)
Unemployment rate (%, min)[2]	3.2	(4Q27)	3.5	(4Q27)	2.8	(2Q28)	4.7	(4Q27)	6.6	(4Q27)	2.0	(4Q27)	2.8	(3Q26)
House price index (%, start-to-peak)[1]	20.0	(4Q30)	23.2	(4Q30)	19.4	(4Q30)	14.9	(4Q30)	22.6	(4Q30)	22.2	(4Q30)	29.5	(4Q30)
Inflation rate (YoY % change, max)[3]	3.5	(1Q26)	3.6	(3Q26)	2.9	(2Q26)	1.5	(4Q30)	2.4	(4Q27)	3.1	(2Q26)	4.2	(1Q26)
Central bank policy rate (%, max)[3]	3.9	(1Q26)	3.9	(1Q26)	4.2	(1Q26)	3.4	(1Q27)	2.5	(4Q30)	3.9	(1Q26)	8.1	(4Q30)

Consensus Upside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	13.6	(4Q29)	21.4	(4Q29)	27.5	(4Q29)	8.9	(4Q29)	28.9	(4Q29)	13.6	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	3.6	(1Q26)	2.9	(4Q29)	4.9	(4Q26)	6.4	(4Q26)	2.2	(4Q26)	3.0	(1Q25)
House price index (%, start-to-peak)[1]	24.2	(4Q29)	23.6	(4Q29)	25.3	(4Q29)	9.8	(4Q29)	22.8	(4Q29)	26.1	(4Q29)	31.7	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	1.6	(2Q26)	(0.1)	(4Q25)	(1.0)	(4Q25)	0.1	(4Q25)	0.6	(4Q25)	3.1	(2Q26)
Central bank policy rate (%, min)[3]	3.6	(4Q25)	3.6	(1Q29)	4.0	(1Q29)	2.7	(1Q26)	1.4	(3Q25)	3.6	(1Q29)	7.6	(1Q26)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment rate in the scenario.
3Highest/lowest projected policy rate and year-on-year percentage change in inflation in the scenario. For mainland China, the rate shown is the Loan Prime Rate.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of key risk themes and are modelled so that economic shocks drive consumption and investment lower and commodity prices fall. For most markets, inflation and interest rates are lower compared with the
Central scenario. That narrative is disrupted in the US and Mexico as higher tariff rates and other countermeasures are assumed to drive a broad increase in import prices.
Key downside risks include:
–an increase in protectionist policies. This lowers investment, complicates international supply chains, and impedes trade flows;
–abrupt asset repricing given elevated valuations, particularly in the tech sector, eroding wealth effects and ultimately increasing credit risks;
–broader and more prolonged conflict in the Middle East and the
Russia-Ukraine war, which undermine confidence and investment;
and
–continued differences between the US and China, which affect economic confidence and the global goods trade and supply chains for critical technologies.
The consensus Downside scenario
In the consensus Downside scenario, the effects of tariffs on the global economy are worse than expected, leading to weaker economic activity compared with the Central scenario. The scenario is consistent with the tariff rate, measured as an effective trade-weighted average, rising to 19% in 2026, and remaining at that level in 2027. The key driver of that increase is the application of sector-specific tariff rates.
In this scenario, GDP declines and unemployment rates rise, while asset prices and commodity prices fall. The scenario features an escalation in geopolitical tensions and an increase in tariffs over and above those assumed in the Central scenario. Existing and recently approved trade agreements are assumed to hold. In most markets, inflation declines relative to the Central scenario, as tariffs are assumed to drive a drop in export demand from the US. In the US and Mexico, the scenario sees inflation rise as higher tariffs across a broad range of imported goods pass through to consumer prices.
In the scenario, oil prices trough at $40 per barrel.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(0.2)	(2Q27)	(0.8)	(3Q26)	(1.7)	(4Q27)	(1.7)	(3Q26)	(0.4)	(3Q26)	0.4	(1Q26)	(1.0)	(1Q27)
Unemployment rate (%, max)[2]	6.2	(4Q26)	5.3	(3Q26)	4.8	(4Q26)	6.8	(4Q27)	8.6	(3Q26)	3.2	(3Q27)	3.8	(3Q26)
House price index (%, start-to-trough)[1]	(4.1)	(1Q27)	(3.1)	(1Q27)	(3.8)	(1Q27)	(5.6)	(1Q27)	0.7	(1Q26)	(3.4)	(2Q26)	0.6	(1Q26)
Inflation rate (YoY % change)[3]	1.3	(3Q26)	3.4	(1Q26)	0.1	(4Q26)	(2.9)	(4Q26)	0.4	(4Q26)	0.5	(4Q26)	4.7	(1Q26)
Central bank policy rate (%)[3]	2.2	(3Q28)	4.6	(2Q26)	5.0	(2Q26)	1.5	(4Q26)	0.6	(1Q27)	4.6	(2Q26)	9.5	(2Q26)

Consensus Downside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(3Q25)	(4.5)	(4Q25)	(2.5)	(3Q25)	(0.6)	(1Q26)	0.3	(1Q25)	(2.1)	(4Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	5.3	(3Q25)	5.1	(2Q26)	6.9	(4Q26)	8.3	(3Q25)	3.4	(1Q26)	4.1	(4Q25)
House price index (%, start-to-trough)[1]	(4.5)	(1Q26)	(0.2)	(1Q25)	(1.9)	(2Q26)	(12.8)	(3Q26)	(0.3)	(1Q25)	(0.4)	(1Q25)	2.1	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	4.5	(1Q26)	3.1	(1Q26)	2.0	(1Q26)	2.6	(3Q25)	2.8	(1Q26)	7.4	(4Q25)
Central bank policy rate (%, max)[3]	5.0	(1Q25)	4.8	(1Q25)	5.2	(1Q25)	3.0	(1Q25)	3.2	(1Q25)	4.8	(1Q25)	11.5	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment rate in the scenario.
3The table for 4Q25 shows highest year-on-year percentage change in inflation and projected policy rates for the US and Mexico, and lowest for other countries and territories. For the UAE and Hong Kong, the policy rate is shown as the maximum, consistent with the operation of US-dollar-linked exchange rates. For mainland China, the rate shown is the Loan Prime Rate.
Downside 2 scenario
The Downside 2 scenario reflects management’s view of the tail of the economic distribution. It incorporates the simultaneous crystallisation of a number of risks that lead to a deep global recession. The subsequent drop in demand leads to a steep fall in commodity prices, and a rapid increase in unemployment.
The narrative features an escalation in tariff actions, resulting in a global trade war, and further intensification of geopolitical crises. Asset prices fall steeply, with technology-related stocks expected to experience the most significant price adjustments. The scenario is consistent with the
US tariff rate, measured as an effective trade-weighted average, rising to 25% in 2026, and remaining at that level in 2027.
In the scenario, oil prices trough at $30 per barrel.
The following tables describe key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(5.3)	(2Q27)	(4.5)	(1Q27)	(9.3)	(3Q27)	(6.0)	(1Q27)	(6.2)	(2Q27)	(5.7)	(2Q27)	(10.0)	(1Q27)
Unemployment rate (%, max)[2]	8.9	(2Q27)	9.0	(1Q28)	7.0	(4Q26)	7.0	(4Q27)	10.7	(4Q27)	3.9	(3Q26)	5.2	(2Q27)
House price index (%, start-to-trough)[1]	(24.2)	(4Q27)	(17.1)	(4Q26)	(19.6)	(2Q29)	(23.1)	(4Q27)	(5.9)	(3Q27)	(30.5)	(1Q28)	0.6	(1Q26)
Inflation rate (YoY % change)[3]	(1.9)	(4Q26)	4.1	(2Q26)	(1.7)	(2Q27)	(6.5)	(4Q26)	(0.6)	(4Q26)	0.3	(4Q26)	4.8	(1Q26)
Central bank policy rate (%)[3]	1.4	(1Q27)	4.7	(2Q26)	5.0	(2Q26)	1.2	(2Q27)	0.1	(4Q26)	4.7	(2Q26)	9.9	(2Q26)

Downside 2 scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(4.1)	(2Q26)	(10.1)	(4Q25)	(8.7)	(4Q25)	(7.9)	(2Q26)	(6.8)	(2Q26)	(10.5)	(3Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	9.3	(2Q26)	7.1	(1Q26)	7.1	(4Q26)	10.4	(1Q27)	5.0	(3Q25)	5.6	(1Q26)
House price index (%, start-to-trough)[1]	(27.2)	(4Q26)	(15.8)	(4Q25)	(34.4)	(3Q27)	(30.5)	(4Q26)	(14.0)	(2Q27)	(13.2)	(2Q27)	2.0	(1Q25)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	4.9	(4Q25)	3.6	(1Q26)	3.8	(4Q25)	7.6	(2Q25)	3.7	(2Q25)	7.9	(4Q25)
Central bank policy rate (%, max)[3]	5.5	(1Q25)	5.5	(1Q25)	5.9	(1Q25)	3.5	(3Q25)	4.2	(1Q25)	5.6	(1Q25)	12.1	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment rate in the scenario.
3 The table for 4Q25 shows highest year-on-year percentage change in inflation and projected policy rates for the US and Mexico, and lowest for other countries and territories. For the UAE and Hong Kong, the policy rate is shown as the maximum, consistent with the operation of US-dollar-linked exchange rates. For mainland China, the rate shown is the Loan Prime Rate.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

Hong Kong

Mainland China

UK

US
Scenario weighting
Scenario weightings are calibrated to probabilities that are determined with reference to consensus forecast probability distributions.
Management may then choose to vary weights if they assess that the calibration lags more recent events, or does not reflect their view of the distribution of economic and geopolitical risk. Management’s view of the scenarios and the probability distribution takes into consideration the relationship of the consensus scenario to both internal and external assessments of risk.
For the fourth quarter of 2025, forecast and distributional estimates were assessed to have incorporated available information around tariffs and policy uncertainties and no major events had occurred since scenario production that changed the outlook materially. Forecast dispersion, financial market volatility and other measures of uncertainty remained close to their long-term average.
Consequently, there was no variation in scenario weights and they were aligned to the calibrated probabilities of the scenarios. The consensus Central scenario was assigned a 75% probability weighting in our major markets. The consensus Upside scenario was assigned a
10% weighting, and the consensus Downside scenario was given
10%. The Downside 2 was assigned a 5% weighting.
In light of the US intervention in the political leadership and energy assets of Venezuela during early January 2026, management assessed the potential implications, including to oil prices, and concluded that expected spillovers remain within the scope of existing scenarios, including potentially significantly lower oil prices. Subsequent tariff developments in relation to Greenland were also assessed on the same basis and no additional action was deemed necessary for economic scenarios or weights.
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	4Q25								4Q24
	Standard weights	UK	US	Hong Kong	Mainland China	France	UAE	Mexico	Standard weights	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
Upside scenario	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10
Central scenario	75	75	75	75	75	75	75	75	75	75	75	75	75	75	75	75
Downside scenario	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10
Downside 2 scenario	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
At 31 December 2025, the consensus Upside and Central scenarios for all markets had a combined weighting of 85%, unchanged from the weightings at 31 December 2024. Weightings assigned to downside scenarios also remained unchanged.
Critical estimates and judgements
The IFRS 9 Expected Credit Losses (‘ECL’) calculation involved significant judgements, assumptions and estimates. These included selecting and configuring economic scenarios amid changing
economic conditions and risks and estimating their effects on ECL, especially when historical conditions are not fully captured by credit risk models.
How economic scenarios are reflected in
ECL calculations
Models are used to reflect economic scenarios for the ECL estimates.
We have developed globally consistent methodologies for the
application of forward economic guidance into the calculation of ECL for wholesale and retail credit risk.
For wholesale portfolios, a global methodology is used for the estimation of the term structure of probability of default (‘PD’) and loss given default (‘LGD’). PDs use the correlation of forward economic guidance with default rates for a particular industry within a country, and LGDs use the correlation of forward economic guidance with collateral values and realisation rates for a particular country and industry. PDs and LGDs are estimated for the entire term structure of each instrument.
For impaired loans, allowances for ECL estimates are based on discounted cash flow (‘DCF’) calculations for internal forward-looking scenarios specific to individual borrower circumstances. Probability-
weighted outcomes are applied and, depending on materiality and the status of the borrower, the number of scenarios considered will change. Where relevant for the case being assessed, forward
economic guidance is considered as part of these scenarios. LGD-
driven ECL estimates are used for certain less material cases.
For our retail portfolios, the models are predominantly based on historical observations and correlations with default rates and collateral values.
For PD, the impact of economic scenarios is modelled for each portfolio, using historical relationships between default rates and macroeconomic variables. These are included within IFRS 9 ECL estimates using either economic response models or models that contain internal, external and macroeconomic variables. The
macroeconomic impact on PD is modelled over the period equal to the remaining maturity of the assets.
For LGD, the impact is modelled for mortgage portfolios by forecasting future loan-to-value profiles for the remaining maturity of the asset, using national level house price index forecasts and applying the corresponding LGD expectation relative to the updated forecast collateral values.
For unsecured retail portfolios, historically observed recovery rates are leveraged to measure loss. For both mortgages and unsecured loans, a limited number of portfolios utilise a stressed LGD applied to the
Downside 2 scenario.
Management judgemental adjustments
IFRS 9 management judgemental adjustments are typically short-term increases or decreases to the modelled allowance for ECL at a customer, segment or portfolio level where management believes allowances do not sufficiently reflect the ECL at the reporting date.
These relate to risks or uncertainties that are not reflected in the models or to any late-breaking events with significant uncertainty, subject to management review and challenge.
Management judgemental adjustments impacts are considered for both gross balances and allowances for ECL when determining
whether a significant increase in credit risk has occurred, and is allocated to an appropriate stage in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the IFRS 9 governance process see page 107. Management’s review and
challenge focuses on the rationale and adjustment amounts and, where significant, is subject to a further review by the second line of defence. Internal frameworks establish the conditions where some management judgemental adjustments should no longer be required and as such are considered as part of the governance process.
The internal governance process regularly reviews management judgemental adjustments and, where possible, mitigates these through a model recalibration or redevelopment.
Management judgemental adjustment drivers evolve as the economic environment changes and new risks emerge. In addition to
management judgemental adjustments there are also ‘Other
adjustments’, which are made to address process limitations and data/
model deficiencies and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
For the wholesale portfolio, management judgemental adjustments apply to the performing portfolio only as defaulted exposures are individually assessed.
At 31 December 2025, there was a $0.1bn increase in management judgemental adjustments compared with 31 December 2024.
Management judgemental adjustments made in estimating the
scenario-weighted reported allowance for ECL at 31 December 2025 are set out in the following table.

Management judgemental adjustments to ECL
	At 31 December 2025[1]			At 31 December 2024[1]
	Retail	Wholesale[2]	Total	Retail	Wholesale[2]	Total
	$bn	$bn	$bn	$bn	$bn	$bn
Modelled ECL (A)[3]	2.8	1.8	4.6	2.6	2.0	4.6
Banks, sovereigns, government entities and low-risk counterparties					0.0	0.0
Corporate lending adjustments		0.1	0.1		0.1	0.1
Other credit judgements	0.1		0.1	0.0		0.0
Total management judgemental adjustments (B)[4]	0.1	0.1	0.2	0.0	0.1	0.1
Other adjustments (C)[5]	(0.0)	0.1	0.1	(0.0)	0.1	0.1
Final ECL (A + B + C)[6]	2.9	2.0	4.9	2.6	2.2	4.8
1Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/ECL of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
6As presented within our internal credit risk governance (see page 140).
Management judgemental adjustments at 31 December 2025 were an increase to allowance for ECL of $0.1bn for the wholesale portfolio, and $0.1bn for the retail portfolio.
At 31 December 2025, wholesale management judgemental
adjustments to the allowance for ECL remained stable at $0.1bn, consistent with the position at 31 December 2024. These were mainly to corporate exposures to reflect heightened uncertainty in specific sectors and geographies, including offsetting adjustments to the real estate sector in mainland China, Hong Kong and the US, and
adjustments to exposures to the automotive and industrial sectors in
Germany.
At 31 December 2025, retail management judgemental adjustments were an increase to allowance for ECL of $0.1bn (31 December 2024:
$0.0bn). The marginal increase in ‘Other credit judgements’ compared with 31 December 2024 was in relation to a number of market-specific adjustments that were not individually significant.
Economic scenarios sensitivity analysis
of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the allowance for ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting allowances.
The allowance for ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating allowances for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes allowance for ECL and financial instruments related to defaulted (stage
3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effects of macroeconomic factors are not necessarily the key consideration when performing individual assessments of allowances for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail mortgage exposures the sensitivity analysis includes allowance for ECL for defaulted obligors of loans and advances. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100% weighted results for each of our scenarios. These exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each
scenario.
For both retail and wholesale portfolios, the gross carrying amount of financial instruments are the same under each scenario. For exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 Dec 2025	$m	$m	$m	$m	$m	$m
UK	465,228	598	571	513	680	1,119
US	208,425	210	194	166	264	563
Hong Kong	472,454	439	401	305	570	1,143
Mainland China	133,814	188	176	137	256	397
Mexico	38,076	62	58	47	76	202
UAE	62,827	52	51	47	56	82
France	196,137	121	117	103	139	188
Other geographies[5]	487,987	234	208	158	358	790
Total	2,064,949	1,905	1,778	1,477	2,399	4,485
of which:
Stage 1	1,940,746	690	638	522	830	971
Stage 2	124,203	1,214	1,139	955	1,569	3,514

By geography at 31 Dec 2024
UK	432,160	717	667	526	850	2,389
US	202,888	216	201	205	247	461
Hong Kong	450,966	659	616	465	906	1,496
Mainland China	137,960	178	141	84	329	886
Mexico	34,713	69	61	46	86	302
UAE	58,909	51	49	40	58	120
France	184,591	82	80	69	97	125
Other geographies[5,6]	455,823	234	216	176	304	774
Total	1,958,010	2,205	2,031	1,612	2,877	6,555
of which:
Stage 1	1,830,264	689	632	494	797	803
Stage 2	127,746	1,516	1,399	1,118	2,080	5,751
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 169.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage 2 under the Downside 2 scenario.
5Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.
6Includes the Argentina and Armenia businesses, which were sold in 2024.
At 31 December 2025, the highest level of 100% scenario-weighted allowance for ECL was observed in the UK and Hong Kong under the
Downside 2 scenario, driven primarily by a larger exposure to those geographies, namely in the real estate sector. In relation to the underlying exposure, mainland China and Mexico have the higher
Downside 2 ECL coverage, mostly due to the relatively larger proportion of higher risk exposures in those geographies.
Compared with 31 December 2024, the ECL impact on all consensus scenarios has decreased due to the effects of enhanced credit risk models and updates to our forward economic scenarios.
In the wholesale portfolio, off-balance sheet financial instruments have a lower likelihood to be fully converted to a funded exposure at the point of default, and consequently the sensitivity of the allowance for
ECL is lower in relation to its nominal amount, when compared with an on-balance sheet exposure with a similar risk profile.

IFRS 9 ECL sensitivity to future economic conditions[1]
	At 31 Dec 2025						At 31 Dec 2024
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
UK
Mortgages	183,128	132	124	117	138	274	163,541	126	117	107	132	288
Credit cards	8,317	356	354	338	355	419	7,415	280	275	265	276	447
Other	9,513	265	261	238	276	370	8,249	241	233	217	243	351
Mexico
Mortgages	8,430	190	188	180	193	237	7,482	165	162	155	168	215
Credit cards	2,322	407	403	398	409	514	2,227	337	333	330	338	423
Other	3,727	437	437	435	442	589	3,722	419	416	413	422	593
Hong Kong
Mortgages	106,736	5	4	3	6	13	106,866	5	5	4	5	10
Credit cards	9,739	313	306	300	324	496	9,419	293	275	268	300	770
Other	6,085	146	137	136	144	173	6,210	106	102	101	105	249
UAE
Mortgages	2,306	6	6	6	6	7	1,993	8	8	8	8	8
Credit cards	591	39	39	38	40	46	536	31	31	31	31	35
Other	620	12	11	11	12	13	688	17	17	17	17	19
US
Mortgages	17,797	4	4	4	5	8	16,965	6	6	6	6	8
Credit cards	187	14	14	14	14	16	193	15	14	14	15	17
Other geographies
Mortgages	56,067	109	106	102	114	175	51,064	131	127	124	136	180
Credit cards	3,834	175	174	173	179	202	3,500	162	159	156	164	223
Other	2,313	78	78	77	78	85	2,292	72	72	69	73	93
Total	421,712	2,688	2,646	2,570	2,735	3,637	392,361	2,413	2,351	2,285	2,440	3,928
of which: mortgages	374,464	446	432	412	462	714	347,910	440	425	405	456	708
Stage 1	353,960	54	53	50	61	161	311,875	51	47	43	58	129
Stage 2	18,056	106	97	88	108	216	33,761	126	117	107	129	275
Stage 3	2,448	286	282	274	293	337	2,274	263	261	255	269	304
of which: credit cards	24,990	1,304	1,290	1,261	1,321	1,693	23,290	1,116	1,086	1,064	1,124	1,915
Stage 1	21,258	353	347	335	366	553	19,915	276	267	258	284	701
Stage 2	3,450	731	723	706	735	913	3,107	655	634	621	656	1,027
Stage 3	282	220	220	220	220	227	267	185	185	185	185	188
of which: others	22,258	938	924	897	952	1,230	21,161	856	839	816	860	1,305
Stage 1	19,494	253	249	233	265	444	18,574	216	204	193	217	532
Stage 2	2,177	403	393	382	405	494	2,005	360	355	343	363	483
Stage 3	587	282	282	282	282	292	583	279	279	279	279	290
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Group ECL sensitivity results
The allowance for ECL of the scenarios and management judgemental adjustments is highly sensitive to movements in economic forecasts.
Based upon the sensitivity tables presented above, if the Group allowance for ECL balance was estimated solely on the basis of the
Central scenario, Downside scenario or the Downside 2 scenario at
31 December 2025, it would increase/(decrease) as presented in the below table.

Total Group ECL at 31 December 2025
	At 31 December 2025		At 31 December 2024
	Retail[1]	Wholesale[1]	Retail[1]	Wholesale[1]
	$bn	$bn	$bn	$bn
Reported allowance for ECL	2.7	1.9	2.4	2.2
Scenarios
100% Consensus Central scenario	(0.0)	0.0	(0.1)	(0.2)
100% Consensus Upside scenario	(0.1)	(0.3)	(0.1)	(0.6)
100% Consensus Downside scenario	0.0	0.6	0.0	0.7
100% Downside 2 scenario	0.9	2.7	1.5	4.3
1On the same basis as retail and wholesale sensitivity analysis.
At 31 December 2025, the Group allowance for ECL increased in the retail portfolio by $0.3bn and decreased by $0.3bn in the wholesale portfolio, compared with 31 December 2024.
Compared with 31 December 2024, both the retail and wholesale portfolio Group ECL sensitivity across all consensus scenarios decreased due to an improving economic outlook. For the retail portfolios the ECL sensitivity decrease across the Downside 2 scenario was primarily due to improvements in Hong Kong and UK unsecured portfolios. For the wholesale portfolios, the decrease was largely driven by crystallisation of defaults in certain sectors and an improving economic outlook.

Reconciliation from reported exposure and ECL to sensitised exposure and weighted ECL
	Wholesale		Retail		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m
Included in sensitivity analysis	2,064,949	(1,905)	421,712	(2,688)	2,486,661	(4,593)
– Exclusions from sensitivity as described in the section above[1]	21,336	(6,394)	330,144	(147)	351,480	(6,541)
– Debt instruments measured at fair value through other comprehensive income[2]	(383,568)	30	—	—	(383,568)	30
– Performance guarantees[2]	(102,684)	269	—	—	(102,684)	269
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(539,467)	102	(616)	9	(540,083)	111
– Other[3]	6,757	(342)	(2,735)	1	4,022	(341)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2025	1,067,323	(8,240)	748,505	(2,825)	1,815,828	(11,065)
Other financial assets at amortised cost					890,326	(129)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2025					2,706,154	(11,194)

Included in sensitivity analysis	1,958,010	(2,205)	392,361	(2,413)	2,350,371	(4,618)
– Exclusions from sensitivity as described in the section above[1]	20,409	(5,419)	309,178	(124)	329,587	(5,543)
– Debt instruments measured at fair value through other comprehensive income[2]	(346,124)	54	—	—	(346,124)	54
– Performance guarantees[2]	(92,722)	311	—	—	(92,722)	311
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(568,668)	141	(130)	—	(568,798)	141
– Other[3]	5,978	(441)	498	(9)	6,476	(450)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2024	976,883	(7,559)	701,907	(2,546)	1,678,790	(10,105)
Other financial assets at amortised cost					828,580	(92)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2024					2,507,370	(10,197)
1Comprises wholesale defaulted obligors, retail portfolios utilising less complex modelling approaches, private banking and insurance.
2The sensitivity analysis includes certain items reported in ‘Other assets at amortised cost’, which are not allocated to an industry in the credit tables. It also includes debt instruments measured at FVOCI and performance guarantees, which are presented separately in the credit tables.
3Includes FX and other operational variances.
Reconciliations of changes in gross carrying/nominal amount and allowances
The following disclosure provides a reconciliation by stage of the
Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees.
In addition, a reconciliation by stage of the Group’s gross carrying amount and allowances for loans and advances to banks and
customers and a reconciliation by stage of the Group’s nominal amount and allowances for loan commitments and financial guarantees, were included in this section following adoption of the recommendations of the third report from The Taskforce on Disclosures about Expected
Credit Losses (‘DECL’).
Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were
calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represents the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from transfer of stage
represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying
CRR/PD movements of the financial instruments transferring stage.
This is captured, along with other credit quality movements in the
‘changes to risk parameters – credit quality’ line item.
Changes in ‘Net new and further lending/repayments’ represents the impact from volume movements within the Group’s lending portfolio and includes new financial assets originated or purchased, further lending and repayments (including final repayments).

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	1,489,687	(1,232)	115,898	(2,674)	23,823	(6,148)	93	(51)	1,629,501	(10,105)
Transfers of financial instruments:	(28,196)	(931)	18,327	2,101	9,869	(1,170)	—	—	—	—
–transfers from stage 1 to stage 2	(134,309)	368	134,309	(368)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	107,223	(1,233)	(107,223)	1,233	—	—	—	—	—	—
– transfers to stage 3	(1,873)	15	(10,260)	1,434	12,133	(1,449)	—	—	—	—
– transfers from stage 3	763	(81)	1,501	(198)	(2,264)	279	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	664	—	(604)	—	(58)	—	—	—	2
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—
Net new and further lending/repayments	107,733	(178)	(35,843)	614	(6,060)	768	238	2	66,068	1,206
Changes to risk parameters – credit quality	—	390	—	(1,991)	—	(3,737)	—	(24)	—	(5,362)
Changes to models used for ECL calculation	—	(59)	—	272	—	(16)	—	—	—	197
Assets written off	—	—	—	—	(3,569)	3,569	—	—	(3,569)	3,569
Credit-related modifications that resulted in derecognition	—	—	—	—	(88)	9	—	—	(88)	9
Foreign exchange and others[1,2]	42,772	(16)	4,507	(152)	1,259	(410)	6	(3)	48,544	(581)
At 31 Dec 2025	1,611,996	(1,362)	102,889	(2,434)	25,234	(7,193)	337	(76)	1,740,456	(11,065)
ECL income statement change for the period		817		(1,709)		(3,043)		(22)		(3,957)
Recoveries										320
Others										(248)
Total ECL income statement change for the period										(3,885)
1Total includes $6.0bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $27m, including business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page
355.
2This includes $7.2bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $7m in relation to disposal of our retained home and other retail loans in France as disclosed in Note 23 on page 355.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
(Audited)
	At 31 Dec 2025		12 months ended 31 Dec 2025
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,740,456	(11,065)	(3,885)
Other financial assets measured at amortised cost	890,326	(129)	(29)
Non-trading reverse purchase agreement commitments	75,372	—	—
Performance and other guarantees not considered for IFRS 9	—	—	46
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,706,154	(11,194)	(3,868)
Debt instruments measured at FVOCI	383,568	(30)	18
Total allowance for ECL/total income statement ECL change for the period	n/a	(11,224)	(3,850)
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition for the majority of portfolios. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, although typically the lower credit quality bands exhibit a higher proportion in stage 2. The five credit quality classifications provided below each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 172.

Distribution of financial instruments by credit quality
(Audited)
	At 31 Dec 2025								At 31 Dec 2024
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total			Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	545,487	215,781	191,839	21,455	24,529	999,091	(10,692)	988,399	515,266	193,080	186,416	22,906	22,705	940,373	(9,715)	930,658
– personal	380,030	57,064	30,688	2,801	3,945	474,528	(2,797)	471,731	360,317	53,595	27,774	1,979	3,560	447,225	(2,524)	444,701
– corporate and commercial	113,787	132,972	139,599	18,041	20,106	424,505	(7,526)	416,979	114,504	118,785	138,705	20,224	18,466	410,684	(6,755)	403,929
– non-bank financial institutions	51,670	25,745	21,552	613	478	100,058	(369)	99,689	40,445	20,700	19,937	703	679	82,464	(436)	82,028
Loans and advances to banks held at amortised cost	97,524	6,222	4,613	109	1	108,469	(7)	108,462	92,621	4,255	5,040	134	2	102,052	(13)	102,039
Cash and balances at central banks	242,187	590	82	—	—	242,859	—	242,859	266,713	949	12	—	—	267,674	—	267,674
Hong Kong Government certificates of indebtedness	44,063	—	—	—	—	44,063	—	44,063	42,293	—	—	—	—	42,293	—	42,293
Reverse repurchase agreements – non- trading	193,352	78,296	26,740	4	—	298,392	—	298,392	155,831	70,877	25,799	42	—	252,549	—	252,549
Financial investments	171,057	654	10,390	—	—	182,101	(12)	182,089	146,970	3,681	3,331	—	—	153,982	(9)	153,973
Assets held for sale	449	2,751	864	—	51	4,115	(27)	4,088	2,425	458	367	1	22	3,273	(4)	3,269
Other assets	95,589	11,950	10,789	335	133	118,796	(90)	118,706	88,338	9,735	10,151	454	131	108,809	(79)	108,730
– endorsements and acceptances	1,504	3,331	3,624	236	11	8,706	(11)	8,695	2,101	2,663	3,090	243	10	8,107	(14)	8,093
– accrued income and other	94,085	8,619	7,165	99	122	110,090	(79)	110,011	86,237	7,072	7,061	211	121	100,702	(65)	100,637
Debt instruments measured at FVOCI[1]	375,950	2,592	7,572	286	—	386,400	(30)	386,370	336,313	9,448	7,768	380	—	353,909	(54)	353,855
Out-of-scope for IFRS 9 ECL
Trading assets	143,943	22,187	22,943	603	165	189,841	—	189,841	119,546	21,951	15,804	2,300	47	159,648	—	159,648
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	61,509	13,037	5,014	351	19	79,930	—	79,930	53,282	11,862	4,390	231	11	69,776	—	69,776
Derivatives	194,320	33,752	9,382	283	3	237,740	—	237,740	224,870	34,124	9,373	258	12	268,637	—	268,637
Assets held for sale	10	103	—	—	148	261	—	261	3,019	—	—	—	—	3,019	—	3,019
Total gross carrying amount on balance sheet	2,165,440	387,915	290,228	23,426	25,049	2,892,058	(10,858)	2,881,200	2,047,487	360,420	268,451	26,706	22,930	2,725,994	(9,874)	2,716,120
Percentage of total credit quality (%)	74.9	13.4	10.0	0.8	0.9	100			75.1	13.2	9.9	1.0	0.8	100
Loan and other credit-related commitments	441,740	146,923	91,400	10,073	656	690,792	(315)	690,477	400,120	131,396	77,220	9,670	961	619,367	(348)	619,019
Financial guarantees	7,436	4,145	5,144	559	192	17,476	(51)	17,425	7,365	4,263	4,399	723	248	16,998	(29)	16,969
In-scope for IFRS 9 ECL	449,176	151,068	96,544	10,632	848	708,268	(366)	707,902	407,485	135,659	81,619	10,393	1,209	636,365	(377)	635,988
Loan and other credit-related commitments	105,985	81,431	67,475	2,702	252	257,845	—	257,845	96,952	76,340	65,619	2,847	453	242,211	—	242,211
Performance and other guarantees	47,441	33,190	19,857	1,351	845	102,684	(269)	102,415	39,940	32,956	17,339	1,671	817	92,723	(312)	92,411
Out-of-scope for IFRS 9 ECL	153,426	114,621	87,332	4,053	1,097	360,529	(269)	360,260	136,892	109,296	82,958	4,518	1,270	334,934	(312)	334,622
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	At 31 Dec 2025								At 31 Dec 2024
	Gross carrying/notional amount						Allowance for ECL	Net	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total			Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	545,487	215,781	191,839	21,455	24,529	999,091	(10,692)	988,399	515,266	193,080	186,416	22,906	22,705	940,373	(9,715)	930,658
– stage 1	540,253	194,680	152,578	5,922	—	893,433	(1,201)	892,232	498,415	170,420	150,818	4,767	—	824,420	(1,078)	823,342
– stage 2	5,234	21,101	39,068	15,533	—	80,936	(2,318)	78,618	16,851	22,660	35,598	18,139	—	93,248	(2,546)	90,702
– stage 3	—	—	—	—	24,389	24,389	(7,097)	17,292	—	—	—	—	22,615	22,615	(6,040)	16,575
– POCI	—	—	193	—	140	333	(76)	257	—	—	—	—	90	90	(51)	39
Loans and advances to banks at amortised cost	97,524	6,222	4,613	109	1	108,469	(7)	108,462	92,621	4,255	5,040	134	2	102,052	(13)	102,039
– stage 1	97,426	6,215	4,608	87	—	108,336	(4)	108,332	92,528	4,226	4,981	117	—	101,852	(9)	101,843
– stage 2	98	7	5	22	—	132	(2)	130	93	29	59	17	—	198	(2)	196
– stage 3	—	—	—	—	1	1	(1)	—	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	746,697	94,241	48,865	339	184	890,326	(129)	890,197	702,570	85,700	39,660	497	153	828,580	(92)	828,488
– stage 1	746,536	93,759	48,121	75	—	888,491	(76)	888,415	702,373	85,032	38,977	239	—	826,621	(64)	826,557
– stage 2	161	482	744	264	—	1,651	(11)	1,640	197	668	683	258	—	1,806	(5)	1,801
– stage 3	—	—	—	—	184	184	(42)	142	—	—	—	—	153	153	(23)	130
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	441,740	146,923	91,400	10,073	656	690,792	(315)	690,477	400,120	131,396	77,220	9,670	961	619,367	(348)	619,019
– stage 1	437,973	143,849	82,145	5,681	—	669,648	(149)	669,499	398,779	125,956	67,949	4,547	—	597,231	(137)	597,094
– stage 2	3,767	3,074	9,255	4,392	—	20,488	(97)	20,391	1,341	5,440	9,271	5,123	—	21,175	(121)	21,054
– stage 3	—	—	—	—	652	652	(69)	583	—	—	—	—	958	958	(90)	868
– POCI	—	—	—	—	4	4	—	4	—	—	—	—	3	3	—	3
Financial guarantees	7,436	4,145	5,144	559	192	17,476	(51)	17,425	7,365	4,263	4,399	723	248	16,998	(29)	16,969
– stage 1	7,430	4,040	4,351	92	—	15,913	(8)	15,905	7,352	4,192	3,625	184	—	15,353	(8)	15,345
– stage 2	6	105	793	467	—	1,371	(17)	1,354	13	71	774	539	—	1,397	(5)	1,392
– stage 3	—	—	—	—	192	192	(26)	166	—	—	—	—	248	248	(16)	232
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	1,838,884	467,312	341,861	32,535	25,562	2,706,154	(11,194)	2,694,960	1,717,942	418,694	312,735	33,930	24,069	2,507,370	(10,197)	2,497,173
Debt instruments at FVOCI[1]
– stage 1	375,894	2,592	7,015	3	—	385,504	(28)	385,476	336,264	9,448	7,290	—	—	353,002	(31)	352,971
– stage 2	56	—	557	283	—	896	(2)	894	49	—	478	380	—	907	(23)	884
– stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	375,950	2,592	7,572	286	—	386,400	(30)	386,370	336,313	9,448	7,768	380	—	353,909	(54)	353,855
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.
Credit-impaired loans
(Audited)
We determine that a financial instrument is credit impaired and in stage
3 by considering relevant objective evidence, primarily whether:
–contractual payments of either principal or interest are past due for more than 90 days;
–there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for
economic or legal reasons relating to the borrower’s financial condition; and
–the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.
Collateral and other credit enhancements
(Audited)
Although collateral can be an important mitigant of credit risk, it is the
Group’s practice to typically lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements.
Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the Group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repurchase agreements and for certain loans and advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies. Corporates would normally provide guarantees as part of a parent/subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. Across Corporate and Institutional Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process, Corporate and Institutional Banking also utilises loan sales and credit default swap (‘CDS’) hedges to manage concentrations and reduce risk.
These transactions are the responsibility of a dedicated Corporate and
Institutional Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty.
Otherwise, the Group’s exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected credit loss calculations. CDS mitigants are not reported in the following tables.
Collateral on loans and advances
Collateral held is analysed separately for CRE and for other corporate, commercial and financial (non-bank) lending. The following tables include off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following tables consists of fixed first charges on real estate, and charges over cash and marketable financial instruments. The values in the tables represent the expected market value on an open market basis, actual values realised are a function of market conditions. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral, such as unsupported guarantees and floating charges over the assets of a customer’s business, are not measured in the following tables. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments, actual values realised are a function of market conditions. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 305.
Mortgage loans
The following table provides a quantification of the value of fixed charges we hold over specific assets where we have a history of enforcing, and are able to enforce, collateral in satisfying a debt in the event of the borrower failing to meet its contractual obligations, and where the collateral is cash or can be realised by sale in an established market. The collateral valuation excludes any adjustments for obtaining and selling the collateral and, in particular, loans shown as not collateralised or partially collateralised may also benefit from other forms of credit mitigants.
The quality of both our Hong Kong and UK mortgage books remained strong, with low levels of impairment allowances. The average LTV ratio on new mortgage lending in Hong Kong was 70%, compared with an estimated 60% for the overall mortgage portfolio. The average LTV ratio on new lending in the UK was 69%, compared with an estimated 55% for the overall mortgage portfolio.
Commercial real estate loans and advances
The value of CRE collateral is determined by using a combination of external and internal valuations and physical inspections. For CRE, where the facility exceeds regulatory threshold requirements, Group policy requires an independent review of the valuation at least every three years, or more frequently as the need arises.
In Hong Kong, unsecured lending is typically limited to major property companies. In Europe, facilities of a working capital nature are generally not secured by a first fixed charge, and are therefore disclosed as not collateralised.
Other corporate, commercial and financial (non-bank) loans and advances
Other corporate, commercial and financial (non-bank) loans are analysed separately in the following table. For financing activities in other corporate and commercial lending, collateral value is not strongly correlated to principal repayment performance. Collateral values are generally refreshed when an obligor’s general credit performance deteriorates and we have to assess the likely performance of secondary sources of repayment should it prove necessary to rely on them.

Loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage) at 31 December 2025
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Residential mortgages
Fully collateralised by LTV ratio	383,401	18,150	2,573		404,124	—	0.6	10.5		0.1
– less than 50%	159,089	9,161	1,336		169,586	—	0.4	8.3		0.1
– 51% to 70%	125,204	5,484	751		131,439	—	0.6	11.2		0.1
– 71% to 80%	46,175	1,934	258		48,367	—	0.7	13.8		0.1
– 81% to 90%	37,415	971	167		38,553	—	0.9	15.9		0.1
– 91% to 100%	15,518	600	61		16,179	—	1.5	20.2		0.1
Partially collateralised (A): LTV > 100%	4,924	138	97		5,159	—	2.2	44.3		0.9
– collateral value on A	4,707	129	66		4,902
of which: UK
Fully collateralised by LTV ratio	190,214	13,257	816		204,287	—	0.3	9.7		0.1
– less than 50%	77,859	7,260	421		85,540	—	0.1	8.2		0.1
– 51% to 70%	61,605	4,183	254		66,042	—	0.3	8.7		0.1
– 71% to 80%	25,237	1,226	85		26,548	—	0.5	14.0		0.1
– 81% to 90%	22,218	548	46		22,812	—	0.7	16.1		0.1
– 91% to 100%	3,295	40	10		3,345	—	1.0	27.0		0.1
Partially collateralised (B): LTV > 100%	58	2	8		68	—	0.6	32.5		3.8
– collateral value on B	29	1	7		37
of which: Hong Kong
Fully collateralised by LTV ratio	102,801	1,503	165		104,469	—	—	0.7		—
– less than 50%	40,518	762	83		41,363	—	—	0.2		—
– 51% to 70%	31,015	345	41		31,401	—	—	0.5		—
– 71% to 80%	6,698	83	17		6,798	—	0.1	1.8		—
– 81% to 90%	12,906	132	12		13,050	—	0.2	0.8		—
– 91% to 100%	11,664	181	12		11,857	—	0.2	2.5		—
Partially collateralised (C): LTV > 100%	4,781	87	18		4,886	—	0.2	8.3		—
– collateral value on C	4,593	85	16		4,694
Commercial real estate
Not collateralised	36,879	3,792	1,310	6	41,987	0.1	2.7	64.6	—	2.3
Fully collateralised by LTV ratio	26,814	16,633	6,942	13	50,402	0.1	1.7	13.3	—	2.4
– less than 50%	13,415	10,682	2,563	13	26,673	0.1	1.4	11.0	—	1.7
– 51% to 75%	9,168	4,770	2,755	—	16,693	0.2	2.2	13.5	—	2.9
– 76% to 90%	2,232	915	1,055	—	4,202	0.1	1.9	13.6	—	3.9
– 91% to 100%	1,999	266	569	—	2,834	0.1	2.3	21.6	—	4.6
Partially collateralised (A): LTV > 100%	3,635	350	1,093	80	5,158	0.1	3.1	35.4	57.5	8.7
– collateral value on A	2,317	240	780	33	3,370
of which: UK
Not collateralised	8,633	389	56	—	9,078	0.2	8.2	19.6	—	0.7
Fully collateralised by LTV ratio	12,426	1,661	354	—	14,441	0.2	2.6	21.8	—	1.0
– less than 50%	4,606	430	36	—	5,072	0.2	1.4	38.9	—	0.6
– 51% to 75%	5,772	914	209	—	6,895	0.2	3.8	24.9	—	1.4
– 76% to 90%	1,511	308	107	—	1,926	0.1	1.0	9.3	—	0.7
– 91% to 100%	537	9	2	—	548	0.2	5.1	61.2	—	0.4
Partially collateralised (B): LTV > 100%	2,111	115	67	61	2,354	0.1	0.9	17.9	47.5	1.9
– collateral value on B	1,381	109	42	30	1,562
of which: Hong Kong
Not collateralised	14,360	2,691	1,088	6	18,145	—	2.4	66.5	—	4.4
Fully collateralised by LTV ratio	5,588	12,969	5,467	—	24,024	0.1	0.8	10.6	—	2.9
– less than 50%	4,008	9,705	2,284	—	15,997	0.1	0.9	8.2	—	1.8
– 51% to 75%	1,167	2,927	2,033	—	6,127	0.2	0.5	10.9	—	3.9
– 76% to 90%	59	294	705	—	1,058	—	1.7	8.4	—	6.0
– 91% to 100%	354	43	445	—	842	—	2.3	25.2	—	13.4
Partially collateralised (C): LTV > 100%	198	110	1,022	19	1,349	—	0.3	36.7	84.2	29.0
– collateral value on C	149	11	734	3	897
Other corporate, commercial and financial (non-bank)
Not collateralised	797,344	60,899	6,186	215	864,644	0.1	0.9	43.5	6.5	0.4
Fully collateralised by LTV ratio	88,647	13,101	3,611	29	105,388	0.1	1.6	14.5	55.2	0.8
– less than 50%	37,949	5,009	1,446	—	44,404	0.1	1.2	12.3	—	0.6
– 51% to 75%	21,397	4,855	1,249	29	27,530	0.1	2.4	16.7	55.2	1.3
– 76% to 90%	8,253	1,318	677	—	10,248	0.1	1.5	14.0	—	1.2
– 91% to 100%	21,048	1,919	239	—	23,206	—	0.6	16.7	—	0.3
Partially collateralised (A): LTV > 100%	53,980	6,337	2,130	—	62,447	0.1	0.7	45.6	—	1.7
– collateral value on A	24,763	2,942	1,199	—	28,904

Loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage) at 31 December 2024
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Residential mortgages
Fully collateralised by LTV ratio	332,641	34,203	2,371		369,215	—	0.4	10.0		0.1
– less than 50%	141,331	18,076	1,238		160,645	—	0.2	7.6		0.1
– 51% to 70%	111,963	11,507	698		124,168	—	0.4	11.2		0.1
– 71% to 80%	39,374	3,040	242		42,656	—	0.7	13.1		0.1
– 81% to 90%	25,514	1,264	131		26,909	—	0.9	15.0		0.1
– 91% to 100%	14,459	316	62		14,837	—	1.8	22.4		0.1
Partially collateralised (A): LTV > 100%	12,031	139	103		12,273	—	3.2	46.2		0.4
– collateral value on A	11,274	126	70		11,470
of which: UK
Fully collateralised by LTV ratio	151,264	30,574	747		182,585	—	0.2	8.5		0.1
– less than 50%	62,753	16,689	445		79,887	—	0.1	6.9		0.1
– 51% to 70%	50,374	10,456	206		61,036	—	0.2	9.7		0.1
– 71% to 80%	20,552	2,423	64		23,039	—	0.4	12.1		0.1
– 81% to 90%	15,965	939	23		16,927	—	0.6	13.0		0.1
– 91% to 100%	1,620	67	9		1,696	—	0.7	16.7		0.1
Partially collateralised (B): LTV > 100%	146	15	5		166	—	1.0	27.7		0.9
– collateral value on B	109	12	4		125
of which: Hong Kong
Fully collateralised by LTV ratio	95,751	756	138		96,645	—	—	1.3		—
– less than 50%	38,894	372	79		39,345	—	—	0.4		—
– 51% to 70%	30,088	227	31		30,346	—	—	0.4		—
– 71% to 80%	6,783	47	11		6,841	—	—	5.1		—
– 81% to 90%	7,602	42	9		7,653	—	0.2	1.1		—
– 91% to 100%	12,384	68	8		12,460	—	0.1	8.8		—
Partially collateralised (C): LTV > 100%	11,744	103	14		11,861	—	0.2	19.1		—
– collateral value on C	11,034	96	12		11,142
Commercial real estate
Not collateralised	36,168	4,709	1,704	—	42,581	0.1	9.0	47.5	—	3.0
Fully collateralised by LTV ratio	37,090	11,909	5,254	—	54,253	0.1	1.7	7.8	—	1.2
– less than 50%	20,522	5,154	2,413	—	28,089	0.1	1.7	5.7	—	0.9
– 51% to 75%	11,392	3,840	1,691	—	16,923	0.1	2.2	7.6	—	1.3
– 76% to 90%	2,554	2,277	767	—	5,598	0.1	0.9	12.5	—	2.1
– 91% to 100%	2,622	638	383	—	3,643	0.2	2.3	12.3	—	1.8
Partially collateralised (A): LTV > 100%	2,119	698	815	64	3,696	0.2	2.8	19.7	45.8	5.8
– collateral value on A	1,255	457	570	29	2,311
of which: UK
Not collateralised	4,487	1,890	127	—	6,504	0.4	3.8	27.8	—	1.9
Fully collateralised by LTV ratio	9,139	3,194	305	—	12,638	0.2	1.1	8.2	—	0.6
– less than 50%	2,903	761	160	—	3,824	0.2	1.5	8.0	—	0.8
– 51% to 75%	4,202	1,693	69	—	5,964	0.2	1.2	12.0	—	0.6
– 76% to 90%	1,173	732	24	—	1,929	0.1	0.4	10.2	—	0.3
– 91% to 100%	861	8	52	—	921	0.1	7.7	2.7	—	0.3
Partially collateralised (B): LTV > 100%	503	565	119	46	1,233	0.2	2.9	21.1	48.6	5.3
– collateral value on B	296	350	69	26	741
of which: Hong Kong
Not collateralised	16,380	2,312	1,404	—	20,096	—	14.3	47.9	—	5.0
Fully collateralised by LTV ratio	17,115	6,045	4,127	—	27,287	0.1	1.4	5.8	—	1.2
– less than 50%	12,935	3,589	2,102	—	18,626	0.1	1.3	3.8	—	0.7
– 51% to 75%	3,534	1,059	1,243	—	5,836	0.1	2.2	6.2	—	1.8
– 76% to 90%	336	1,050	654	—	2,040	0.1	1.1	11.8	—	4.4
– 91% to 100%	310	347	128	—	785	—	0.5	2.4	—	0.6
Partially collateralised (C): LTV > 100%	185	62	562	18	827	—	1.9	17.6	38.1	12.9
– collateral value on C	119	41	397	3	560
Other corporate, commercial and financial (non- bank)
Not collateralised	713,028	62,844	6,870	5	782,747	0.1	0.9	41.5	14.2	0.5
Fully collateralised by LTV ratio	87,488	11,992	3,394	21	102,895	0.1	2.0	8.0	98.1	0.6
– less than 50%	39,432	4,360	1,703	—	45,495	0.1	1.6	6.9	—	0.5
– 51% to 75%	20,169	4,643	778	21	25,611	0.1	2.8	12.0	98.1	1.0
– 76% to 90%	9,016	1,515	512	—	11,043	0.1	1.6	7.1	—	0.6
– 91% to 100%	18,871	1,474	401	—	20,746	—	0.8	6.3	—	0.2
Partially collateralised (A): LTV > 100%	51,536	5,772	2,411	3	59,722	0.1	0.8	34.3	7.0	1.5
– collateral value on A	22,800	2,519	1,162	1	26,482

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	833,036	(645)	74,288	(1,516)	20,177	(5,347)	93	(51)	927,594	(7,559)
Transfers of financial instruments:	(35,399)	(267)	27,793	859	7,606	(592)	—	—	—	—
–transfers from stage 1 to stage 2	(93,205)	143	93,205	(143)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	58,517	(372)	(58,517)	372	—	—	—	—	—	—
– transfers to stage 3	(1,210)	4	(7,605)	678	8,815	(682)	—	—	—	—
– transfers from stage 3	499	(42)	710	(48)	(1,209)	90	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	253	—	(226)	—	(49)	—	—	—	(22)
Net new and further lending/ repayments	66,354	(171)	(27,221)	304	(5,593)	690	238	2	33,778	825
Change to risk parameters – credit quality	—	181	—	(826)	—	(2,596)	—	(24)	—	(3,265)
Changes to models used for ECL calculation	—	(30)	—	277	—	—	—	—	—	247
Assets written off	—	—	—	—	(1,928)	1,928	—	—	(1,928)	1,928
Credit-related modifications that resulted in derecognition	—	—	—	—	(88)	9	—	—	(88)	9
Foreign exchange and others[1]	29,369	7	2,197	(66)	1,023	(341)	6	(3)	32,595	(403)
At 31 Dec 2025	893,360	(672)	77,057	(1,194)	21,197	(6,298)	337	(76)	991,951	(8,240)
ECL income statement change for the period		233		(471)		(1,955)		(22)		(2,215)
Recoveries										77
Others										(267)
Total ECL income statement change for the period										(2,405)
1Total includes $3.3bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $11m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
During the year, there was a net transfer between stage 1 and stage 2 of $34,688m gross carrying/nominal amounts. It was primarily driven by our entities in Asia ($31,809m) due to credit deterioration and updates to our models used for ECL calculations, in the US ($1,652m) and in Mexico
($1,069m).
ÑA summary of basis of preparation is available on page 158.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)

(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	845,982	(698)	102,129	(1,668)	16,939	(6,207)	85	(30)	965,135	(8,603)
Transfers of financial instruments:	(17,606)	(214)	6,997	825	10,609	(611)	—	—	—	—
– transfers from stage 1 to stage 2	(70,991)	173	70,991	(173)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	55,182	(380)	(55,182)	380	—	—	—	—	—	—
– transfers to stage 3	(2,056)	7	(9,515)	636	11,571	(643)	—	—	—	—
– transfers from stage 3	259	(14)	703	(18)	(962)	32	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	214	—	(226)	—	(12)	—	—	—	(24)
Net new and further lending/ repayments	58,044	(151)	(29,842)	311	(4,450)	1,219	7	(7)	23,759	1,372
Changes to risk parameters – credit quality	—	112	—	(899)	—	(2,508)	—	(11)	—	(3,306)
Changes to models used for ECL calculation	—	39	—	105	—	—	—	—	—	144
Assets written off	—	—	—	—	(2,925)	2,925	—	—	(2,925)	2,925
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange and others[1,2,3]	(53,384)	53	(4,996)	36	4	(153)	1	(3)	(58,375)	(67)
At 31 Dec 2024	833,036	(645)	74,288	(1,516)	20,177	(5,347)	93	(51)	927,594	(7,559)
ECL income statement change for the period		214		(709)		(1,301)		(18)		(1,814)
Recoveries										40
Others										(126)
Total ECL income statement change for the period										(1,900)
1Total includes $2.9bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $23m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2Total includes $28.9bn of nominal amount and $20m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
3Total includes $0.3bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our business in Argentina during 2024.

Mainland China commercial real estate
(Audited)	At 31 Dec 2025				At 31 Dec 2024
	Hong Kong	Mainland China	Rest of the Group	Total	Hong Kong	Mainland China	Rest of the Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers[1]	2,079	3,474	118	5,671	3,161	3,694	303	7,158
Guarantees issued and others[2]	105	14	12	131	80	16	5	101
Total mainland China commercial real estate exposure	2,184	3,488	130	5,802	3,241	3,710	308	7,259

Distribution of mainland China commercial real estate exposure by credit quality
Strong	293	1,818	64	2,175	118	1,817	109	2,044
Good	240	583	—	823	578	595	1	1,174
Satisfactory	154	511	8	673	196	899	49	1,144
Sub-standard	87	334	57	478	777	136	149	1,062
Credit impaired	1,410	242	1	1,653	1,572	263	—	1,835
Total	2,184	3,488	130	5,802	3,241	3,710	308	7,259

Allowance for ECL by credit quality
Strong	—	(2)	—	(2)	—	(4)	—	(4)
Good	—	(4)	—	(4)	—	(3)	—	(3)
Satisfactory	—	(5)	—	(5)	—	(13)	—	(13)
Sub-standard	(9)	(99)	(1)	(109)	(261)	(30)	(17)	(308)
Credit impaired	(799)	(99)	—	(898)	(749)	(81)	—	(830)
Total	(808)	(209)	(1)	(1,018)	(1,010)	(131)	(17)	(1,158)

Allowance for ECL by stage distribution
Stage 1	—	(4)	—	(4)	—	(9)	—	(9)
Stage 2	(9)	(106)	(1)	(116)	(261)	(41)	(17)	(319)
Stage 3	(783)	(99)	—	(882)	(743)	(81)	—	(824)
POCI	(16)	—	—	(16)	(6)	—	—	(6)
Total	(808)	(209)	(1)	(1,018)	(1,010)	(131)	(17)	(1,158)

ECL coverage %	37.0	6.0	0.8	17.6	31.2	3.5	5.5	16.0
1Amounts represent gross carrying amount.
2Amounts represent nominal amount for guarantees and other contingent liabilities.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)	2025								2024
	Non-credit impaired				Credit impaired				Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total		Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan	656,651	(587)	41,610	(1,158)	3,646	(801)	701,907	(2,546)	650,823	(602)	50,955	(1,434)	3,860	(856)	705,638	(2,892)
Transfers of financial instruments:	7,203	(664)	(9,466)	1,242	2,263	(578)	—	—	(2,023)	(1,045)	(345)	1,477	2,368	(432)	—	—
– transfers from stage 1 to stage 2	(41,104)	225	41,104	(225)	—	—	—	—	(45,220)	246	45,220	(246)	—	—	—	—
– transfers from stage 2 to stage 1	48,706	(861)	(48,706)	861	—	—	—	—	43,549	(1,247)	(43,549)	1,247	—	—	—	—
– transfers to stage 3	(663)	11	(2,655)	756	3,318	(767)	—	—	(743)	9	(2,715)	685	3,458	(694)	—	—
– transfers from stage 3	264	(39)	791	(150)	(1,055)	189	—	—	391	(53)	699	(209)	(1,090)	262	—	—
Net remeasurement of ECL arising from transfer of stage	—	411	—	(378)	—	(9)	—	24	—	745	—	(605)	—	(132)	—	8
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—	—	—	(25)	—	(25)	—
Net new and further lending/repayments	41,379	(7)	(8,622)	310	(467)	78	32,290	381	29,789	(17)	(7,889)	278	(796)	470	21,104	731
Change to risk parameters – credit quality	—	209	—	(1,165)	—	(1,141)	—	(2,097)	—	251	—	(874)	—	(1,437)	—	(2,060)
Changes to models used for ECL calculation	—	(29)	—	(5)	—	(16)	—	(50)	—	29	—	(109)	—	(20)	—	(100)
Assets written off	—	—	—	—	(1,641)	1,641	(1,641)	1,641	—	—	—	—	(1,534)	1,534	(1,534)	1,534
Foreign exchange and others[1,2,3,4]	13,403	(23)	2,310	(86)	236	(69)	15,949	(178)	(21,938)	52	(1,111)	109	(227)	72	(23,276)	233
At 31 Dec	718,636	(690)	25,832	(1,240)	4,037	(895)	748,505	(2,825)	656,651	(587)	41,610	(1,158)	3,646	(801)	701,907	(2,546)
ECL income statement change for the period		584		(1,238)		(1,088)		(1,742)		1,008		(1,310)		(1,119)		(1,421)
Recoveries								243								220
Others								19								(32)
Total ECL income statement change for the period								(1,480)								(1,233)
1At 31 December 2025, total includes $2.7bn (31 December 2024: $0.8bn) of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $16m (31 December
2024: $23m), reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2This includes $7.2bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $7m in relation to disposal of our retained portfolio of home and other retail loans in France as disclosed in Note 23 on page
355.
3At 31 December 2024, total includes $6.4bn of nominal amount and $1m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
4At December 2024, total includes $2.4bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our business in Argentina during 2024.
During the year, there was a net transfer from stage 2 to stage 1 of $7,602m gross carrying/nominal amounts. This was mainly driven by model recalibration for retail portfolios in HSBC UK ($11,245m) where the PD was aligned to the most recent observed performance. This was partly offset by a net transfer from stage 1 to stage 2 in Hong Kong ($1,152m) primarily due to a new mortgage model implementation and in Mexico
($1,042m) within the unsecured lending portfolios.
ÑA summary of basis of preparation is available on page 158.

First lien residential mortgages – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	344,676	(58)	34,341	(130)	2,474	(285)	381,491	(473)
Transfers of financial instruments:	10,647	(89)	(11,388)	82	741	7	—	—
– transfers from stage 1 to stage 2	(29,872)	9	29,872	(9)	—	—	—	—
– transfers from stage 2 to stage 1	40,658	(84)	(40,658)	84	—	—	—	—
– transfers to stage 3	(289)	—	(1,146)	50	1,435	(50)	—	—
– transfers from stage 3	150	(14)	544	(43)	(694)	57	—	—
Net remeasurement of ECL arising from transfer of stage	—	52	—	(31)	—	(1)	—	20
Net new and further lending/repayments	20,746	(4)	(6,856)	29	(657)	28	13,233	53
Change to risk parameters – credit quality	—	39	—	(43)	—	(104)	—	(108)
Changes to models used for ECL calculation	—	5	—	(4)	—	—	—	1
Assets written off	—	—	—	—	(63)	63	(63)	63
Foreign exchange and others[1,2]	12,254	(5)	2,190	(11)	176	(20)	14,620	(36)
At 31 Dec 2025	388,323	(60)	18,287	(108)	2,671	(312)	409,281	(480)
ECL income statement change for the period		92		(49)		(77)		(34)
Recoveries								6
Others								4
Total ECL income statement change for the period								(24)
1Total includes $2.3bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $2m, including business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2This includes $0.4bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $1m in relation to disposal of our retained portfolio of home and other retail loans in France as disclosed in Note 23 on page 355.

First lien residential mortgages – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees (continued)

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	340,764	(109)	38,513	(202)	2,258	(264)	381,535	(575)
Transfers of financial instruments:	(3,561)	(232)	2,694	232	867	—	—	—
– transfers from stage 1 to stage 2	(33,524)	23	33,524	(23)	—	—	—	—
– transfers from stage 2 to stage 1	30,113	(244)	(30,113)	244	—	—	—	—
– transfers to stage 3	(290)	6	(1,127)	90	1,417	(96)	—	—
– transfers from stage 3	140	(17)	410	(79)	(550)	96	—	—
Net remeasurement of ECL arising from transfer of stage	—	163	—	(152)	—	(30)	—	(19)
Net new and further lending/repayments	14,008	20	(6,336)	26	(523)	33	7,149	79
Change to risk parameters – credit quality	—	115	—	(73)	—	(103)	—	(61)
Changes to models used for ECL calculation	—	(8)	—	29	—	1	—	22
Assets written off	—	—	—	—	(63)	63	(63)	63
Foreign exchange and others	(6,535)	(7)	(530)	10	(65)	15	(7,130)	18
At 31 Dec 2024	344,676	(58)	34,341	(130)	2,474	(285)	381,491	(473)
ECL income statement change for the period		290		(170)		(99)		21
Recoveries								7
Others								(1)
Total ECL income statement change for the period								27

Credit cards – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	156,312	(280)	3,760	(658)	343	(199)	160,415	(1,137)
Transfers of financial instruments:	(2,134)	(381)	1,322	742	812	(361)	—	—
– transfers from stage 1 to stage 2	(7,206)	144	7,206	(144)	—	—	—	—
– transfers from stage 2 to stage 1	5,138	(518)	(5,138)	518	—	—	—	—
– transfers to stage 3	(122)	3	(828)	408	950	(411)	—	—
– transfers from stage 3	56	(10)	82	(40)	(138)	50	—	—
Net remeasurement of ECL arising from transfer of stage	—	255	—	(246)	—	(4)	—	5
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—
Net new and further lending/repayments	5,503	61	(758)	108	103	34	4,848	203
Change to risk parameters – credit quality	—	39	—	(640)	—	(517)	—	(1,118)
Changes to models used for ECL calculation	—	(34)	—	—	—	(17)	—	(51)
Assets written off	—	—	—	—	(847)	847	(847)	847
Foreign exchange and others	4,118	(14)	147	(43)	23	(14)	4,288	(71)
At 31 Dec 2025	163,799	(354)	4,471	(737)	434	(231)	168,704	(1,322)
ECL income statement change for the period		321		(778)		(504)		(961)
Recoveries								123
Others								(5)
Total ECL income statement change for the period								(843)

At 1 Jan 2024	153,292	(253)	6,547	(698)	450	(144)	160,289	(1,095)
Transfers of financial instruments:	796	(453)	(1,469)	717	673	(264)	—	—
– transfers from stage 1 to stage 2	(6,427)	129	6,427	(129)	—	—	—	—
– transfers from stage 2 to stage 1	7,255	(569)	(7,255)	569	—	—	—	—
– transfers to stage 3	(179)	2	(765)	327	944	(329)	—	—
– transfers from stage 3	147	(15)	124	(50)	(271)	65	—	—
Net remeasurement of ECL arising from transfer of stage	—	280	—	(256)	—	(45)	—	(21)
Changes due to modifications not derecognised	—	—	—	—	(2)	—	(2)	—
Net new and further lending/repayments	9,604	18	(1,122)	127	(1)	194	8,481	339
Change to risk parameters – credit quality	—	79	—	(476)	—	(694)	—	(1,091)
Changes to models used for ECL calculation	—	22	—	(122)	—	1	—	(99)
Assets written off	—	—	—	—	(736)	736	(736)	736
Foreign exchange and others[1]	(7,380)	27	(196)	50	(41)	17	(7,617)	94
At 31 Dec 2024	156,312	(280)	3,760	(658)	343	(199)	160,415	(1,137)
ECL income statement change for the period		399		(727)		(544)		(872)
Recoveries								106
Others								(10)
Total ECL income statement change for the period								(776)
1Total includes $4.5bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Canada and our business in Argentina during 2024.

Other personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	155,663	(249)	3,509	(370)	829	(317)	160,001	(936)
Transfers of financial instruments:	(1,310)	(194)	600	418	710	(224)	—	—
– transfers from stage 1 to stage 2	(4,026)	72	4,026	(72)	—	—	—	—
– transfers from stage 2 to stage 1	2,910	(259)	(2,910)	259	—	—	—	—
– transfers to stage 3	(252)	8	(681)	298	933	(306)	—	—
– transfers from stage 3	58	(15)	165	(67)	(223)	82	—	—
Net remeasurement of ECL arising from transfer of stage	—	104	—	(101)	—	(4)	—	(1)
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—
Net new and further lending/repayments	15,130	(64)	(1,008)	173	87	16	14,209	125
Change to risk parameters – credit quality	—	131	—	(482)	—	(520)	—	(871)
Changes to models used for ECL calculation	—	—	—	(1)	—	1	—	—
Assets written off	—	—	—	—	(731)	731	(731)	731
Foreign exchange and others[1,2]	(2,969)	(4)	(27)	(32)	37	(35)	(2,959)	(71)
At 31 Dec 2025	166,514	(276)	3,074	(395)	932	(352)	170,520	(1,023)
ECL income statement change for the period		171		(411)		(507)		(747)
Recoveries								114
Others								20
Total ECL income statement change for the period								(613)
1Total includes $0.4bn of gross carrying loans and advances, which were classified to assets held for sale, and a corresponding allowance for ECL of $11m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2This includes $6.8bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $6m in relation to disposal of our retained portfolio of home and other retail loans in France as disclosed in Note 23 on page 355.

Other personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	156,767	(240)	5,895	(534)	1,152	(448)	163,814	(1,222)
Transfers of financial instruments:	742	(360)	(1,570)	528	828	(168)	—	—
– transfers from stage 1 to stage 2	(5,269)	94	5,269	(94)	—	—	—	—
– transfers from stage 2 to stage 1	6,181	(434)	(6,181)	434	—	—	—	—
– transfers to stage 3	(274)	1	(823)	268	1,097	(269)	—	—
– transfers from stage 3	104	(21)	165	(80)	(269)	101	—	—
Net remeasurement of ECL arising from transfer of stage	—	302	—	(197)	—	(57)	—	48
Changes due to modifications not derecognised	—	—	—	—	(23)	—	(23)	—
Net new and further lending/repayments	6,177	(55)	(431)	125	(272)	243	5,474	313
Change to risk parameters – credit quality	—	57	—	(325)	—	(640)	—	(908)
Changes to models used for ECL calculation	—	15	—	(16)	—	(22)	—	(23)
Assets written off	—	—	—	—	(735)	735	(735)	735
Foreign exchange and others[1,2]	(8,023)	32	(385)	49	(121)	40	(8,529)	121
At 31 Dec 2024	155,663	(249)	3,509	(370)	829	(317)	160,001	(936)
ECL income statement change for the period		319		(413)		(476)		(570)
Recoveries								107
Others								(21)
Total ECL income statement change for the period								(484)
1Total includes $0.3bn of gross carrying loans and advances, which were classified to assets held for sale, and a corresponding allowance for ECL of $10m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2Total includes $4.4bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Canada during 2024.
HSBC Holdings
(Audited)
Credit risk in HSBC Holdings primarily arises from transactions with
Group subsidiaries.
In HSBC Holdings, the maximum exposure to credit risk arises from two components:
–financial assets on the balance sheet, where maximum exposure equals the carrying amount (see page 297); and
–financial guarantees and other guarantees, where the maximum exposure is the maximum that we would have to pay if the
guarantees were called upon (see Note 33).
In the case of our derivative asset balances (see page 297), there is a legally enforceable right of offset in the event of counterparty default and where, as a result, there is a net exposure for credit risk purposes.
However, as there is no intention to settle these balances on a net basis under normal circumstances, they do not qualify for net presentation for accounting purposes. These offsets also include collateral received in cash and other financial assets.
The total offset relating to our derivative asset balances was $1.8bn at
31 December 2025 (2024: $3.0bn).
The credit quality of loans and advances and financial investments, both of which consist of intra-Group lending and US Treasury bills and bonds, is assessed as ‘strong’, with 100% of the exposure being neither past due nor impaired (2024: 100%). For further details of credit quality classification, see page 141.Approach and policy
(Audited)
We manage treasury risks in order to maintain appropriate levels of capital, liquidity, funding, foreign exchange and non-traded market risk to support our business strategy, and meet our regulatory and stress testing-related requirements.
Our approach to treasury risk management is shaped by our
organisational needs and the regulatory, economic and commercial environment. We aim to maintain a strong capital and liquidity base to manage inherent business risks and invest in accordance with our strategy, adhering to both consolidated and local regulatory requirements at all times.
Our policy is supported by a risk management framework, with further details provided on page 119.
ÑFor further details, refer to our Pillar 3 Disclosures at 31 December 2025.

Own funds disclosure
(Table audited)		At
		31 Dec 2025	31 Dec 2024
Ref*		$m	$m
	Common equity tier 1 capital: instruments and reserves
1	Capital instruments and the related share premium accounts	8,699	22,378
	– ordinary shares	8,699	22,378
2	Retained earnings	152,936	138,959
3	Accumulated other comprehensive income (and other reserves)	(27)	(8,410)
5	Minority interests (amount allowed in consolidated CET1)	3,303	3,960
5a	Independently reviewed net profits net of any foreseeable charge or dividend	8,076	7,184
6	Common equity tier 1 capital before regulatory adjustments	172,987	164,071
28	Total regulatory adjustments to common equity tier 1	(40,394)	(39,160)
29	Common equity tier 1 capital	132,593	124,911
36	Additional tier 1 capital before regulatory adjustments	20,874	19,286
43	Total regulatory adjustments to additional tier 1 capital	(70)	(70)
44	Additional tier 1 capital	20,804	19,216
45	Tier 1 capital	153,397	144,127
51	Tier 2 capital before regulatory adjustments	30,167	29,334
57	Total regulatory adjustments to tier 2 capital	(1,193)	(1,075)
58	Tier 2 capital	28,974	28,259
59	Total capital	182,371	172,386
*The references identify lines prescribed in the PRA template, which are applicable and where there is a value.

Funding sources
(Audited)
	2025	2024
	$m	$m
Customer accounts	1,786,828	1,654,955
Deposits by banks	97,952	73,997
Repurchase agreements – non-trading	204,974	180,880
Debt securities in issue	99,675	105,785
Cash collateral, margin, settlement accounts and items in course of transmission to other banks	91,087	82,732
Liabilities of disposal groups held for sale	23,382	29,011
Subordinated liabilities	28,406	25,958
Financial liabilities designated at fair value	158,456	138,727
Insurance contract liabilities	122,955	107,629
Trading liabilities	72,122	65,982
– repos	13,113	14,806
– stock lending	6,250	3,525
– other trading liabilities	52,759	47,651
Total equity	205,666	192,273
Other balance sheet liabilities	341,531	359,119
At 31 Dec	3,233,034	3,017,048

Funding uses
(Audited)
	2025	2024
	$m	$m
Loans and advances to customers	988,399	930,658
Loans and advances to banks	108,462	102,039
Reverse repurchase agreements – non-trading	298,392	252,549
Cash collateral, margin, settlement accounts and items in course of collection from other banks	87,667	78,538
Assets held for sale	11,115	27,234
Trading assets	366,153	314,842
– reverse repos	18,449	16,823
– stock borrowing	14,947	8,374
– other trading assets	332,757	289,645
Financial investments	567,211	493,166
Cash and balances with central banks	242,859	267,674
Other balance sheet assets	562,776	550,348
At 31 Dec	3,233,034	3,017,048
The Group non-trading VaR for 2025 is shown in the table below.

Non-trading VaR, 99% 10 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2025	499.6	149.6	(102.5)	546.6
Average	465.2	190.8	(115.8)	540.1
Maximum	575.3	254.6		617.5
Minimum	378.9	93.9		458.0

Balance at 31 Dec 2024	528.4	246.1	(220.7)	553.8
Average	603.7	315.1	(222.9)	695.8
Maximum	1,000.6	369.1		1,097.6
Minimum	292.1	242.4		408.7
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2The total VaR is non-additive across risk types due to diversification effects.
Value at risk
(Audited)
VaR is a technique for estimating potential losses on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence. The use of VaR is integrated into market risk management and calculated for all trading positions regardless of how we capitalise them.
Our models are predominantly based on historical simulation that incorporates the following features:
–historical market rates and prices, which are calculated with reference to foreign exchange rates, commodity prices, interest rates, equity prices and the associated volatilities;
–potential market movements that are calculated with reference to data from the past two years; and
–calculations to a 99% confidence level and using a one-day holding period.
The models also incorporate the effect of option features on the underlying exposures. The nature of the VaR models means that an increase in observed market volatility will lead to an increase in VaR without any changes in the underlying positions.
VaR model limitations
Although a valuable guide to risk, VaR is used with awareness of its limitations. For example:
–The use of historical data as a proxy for estimating future market moves may not encompass all potential market events, particularly those that are extreme in nature. As the model is calibrated on the last 500 business days, it does not adjust instantaneously to a change in the market regime.
–The use of a one-day holding period for risk management purposes of trading books assumes that this short period is sufficient to hedge or liquidate all positions.
–The use of a 99% confidence level by definition does not take into account losses that might occur beyond this level of confidence.
–VaR is calculated on the basis of exposures outstanding at the close of business and therefore does not reflect intra-day exposures.
Risk not in VaR framework
The risks not in VaR (‘RNIV’) framework captures and capitalises material market risks that are not adequately covered in the VaR model.
Risk factors are reviewed on a regular basis and are either incorporated directly into the VaR models, where possible, or quantified through either the VaR-based RNIV approach or a stress test approach within the RNIV framework. While VaR-based RNIVs are calculated by using historical scenarios, stress-type RNIVs are estimated on the basis of stress scenarios whose severity is calibrated to be in line with the capital adequacy requirements. The outcome of the VaR-based RNIV approach is included in the overall VaR calculation but excluded from the VaR measure used for regulatory back-testing.
Stress-type RNIVs include a deal contingent derivatives capital charge to capture risk for these transactions and a de-peg risk measure to capture risk to pegged and heavily-managed currencies.
Stress testing
Stress testing is an important procedure that is integrated into our market risk management framework to evaluate the potential impact on portfolio values of more extreme, although plausible, events or movements in a set of financial variables. In such scenarios, losses can be much greater than those predicted by VaR modelling. Stress testing and reverse stress testing provide senior management with insights regarding the ‘tail risk’ beyond VaR.
Stress testing is implemented at legal entity, regional and overall Group levels. A set of scenarios is used consistently across all regions within the Group. Market risk stress testing incorporates both historical and hypothetical events. Market risk reverse stress tests are designed to identify vulnerabilities in our portfolios by looking for scenarios that lead to loss levels considered severe for the relevant portfolio. These scenarios may be local or idiosyncratic in nature and complement the systematic top-down stress testing.
The risk appetite around potential stress losses for the Group is set and monitored against limits.
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)	At 31 Dec 2025						At 31 Dec 2024
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total[2]	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Balance	13.9	18.9	17.1	8.5	(19.5)	38.9	14.6	34.9	16.3	8.2	(35.7)	38.3
Average	13.6	27.5	16.3	10.1	(29.1)	38.5	15.2	48.3	14.8	9.9	(35.1)	53.1
Maximum	26.9	54.9	24.6	17.9		57.1	29.8	78.1	20.5	13.1		83.3
Minimum	6.2	17.1	12.3	6.4		27.3	6.9	24.8	12.7	6.6		37.0
1See page 199 for our definition of ‘Portfolio diversification’.
2The total VaR is non-additive across risk types due to diversification effects.
Key risk management processes
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates and limits that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using some or all of the techniques listed below, among others, depending on the nature of the contracts written.
–We are able to adjust bonus rates and other discretionary benefits to manage the liabilities to policyholders for products with participating features. The effect is that a significant proportion of the market risk is shared with the policyholders.
–We use asset and liability matching where asset portfolios are structured to support projected liability cash flows.
–We use derivatives and other financial instruments, along with reinsurance to protect against adverse market movements.
–We design new products to mitigate market risk, such as changing the investment return sharing proportion between policyholders and the shareholder.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries also have credit risk mandates and limits within which they are permitted to operate, which consider the credit risk exposure, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Capital and liquidity risk
(Audited)
Capital risk for our insurance manufacturing subsidiaries is assessed in the Group’s ICAAP, based on their financial capacity to support the risks to which they are exposed. Capital adequacy is assessed on both the relevant local insurance regulatory basis and an internal capital basis.
Risk appetite buffers are set to ensure that the operations are able to remain solvent, allowing for business-as-usual volatility and extreme but plausible stress events.
Liquidity risk is less material for the insurance business. It is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.
Insurance underwriting risk
(Audited)
Our insurance manufacturing subsidiaries primarily use the following frameworks and processes to manage and mitigate insurance
underwriting risks:
–a formal approval process for launching new products or making changes to products to ensure insurance risks are identified and mitigated;
–a product pricing and profitability framework, which requires initial and ongoing assessment of the adequacy of premiums charged on new insurance contracts to meet the risks associated with them;
–a framework for customer underwriting;
–reinsurance, which cedes risks to third-party reinsurers to keep risks within risk appetite, reduce volatility and improve capital efficiency;
and
–oversight by actuarial review committees in each of our entities of the methodology and assumptions that underpin IFRS 17 reporting to ensure that appropriate reserves are established to cover insurance underwriting risks.
Insurance manufacturing operations
risk in 2025
Measurement
The following tables show the composition of the fair value of underlying items of the Group’s participating contracts at the reporting date and by the following type of contract:
–‘Life direct participating and investment discretionary participation feature (‘DPF’) contracts’ are life direct participating contracts and investment contracts with DPF. These are substantially measured under the variable fee approach measurement model.
–‘Life other contracts’ are measured under the general measurement model and mainly include protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment DPF contracts.
–‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life direct participating and investment DPF contracts	Life other contracts	Other contracts	Shareholder assets and liabilities	Total
At 31 Dec 2025	$m	$m	$m	$m	$m
Financial assets	111,078	5,277	5,672	5,405	127,432
–financial assets designated and otherwise mandatorily measured at fair value through profit or loss	106,705	4,984	4,337	579	116,605
– derivatives	136	8	—	—	144
– financial investments – at amortised cost	609	115	1,010	3,654	5,388
– financial assets at fair value through other comprehensive income	—	—	3	214	217
– other financial assets	3,628	170	322	958	5,078
Insurance contract assets	12	98	—	—	110
Reinsurance contract assets	—	5,948	—	—	5,948
Assets held for sale[1]	4,748	258	1,347	271	6,624
Other assets and investment properties	1,785	118	45	2,696	4,644
Total assets	117,623	11,699	7,064	8,372	144,758
Liabilities under investment contracts designated at fair value	—	—	5,288	—	5,288
Insurance contract liabilities	117,107	4,761	—	—	121,868
Reinsurance contract liabilities	—	680	—	—	680
Liabilities of disposal groups held for sale[1]	4,734	234	—	1,418	6,386
Other liabilities	—	—	—	3,821	3,821
Total liabilities	121,841	5,675	5,288	5,239	138,043
Total equity	—	—	—	6,715	6,715
Total liabilities and equity	121,841	5,675	5,288	11,954	144,758

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
	Life direct participating and investment DPF contracts	Life other contracts	Other contracts	Shareholder assets and liabilities	Total
At 31 Dec 2024	$m	$m	$m	$m	$m
Financial assets	98,676	4,452	6,227	5,967	115,322
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	94,327	4,233	4,839	690	104,089
– derivatives	207	7	1	—	215
– financial investments – at amortised cost	545	90	1,060	4,335	6,030
– financial assets at fair value through other comprehensive income	—	—	6	73	79
– other financial assets	3,597	122	321	869	4,909
Insurance contract assets	14	104	—	—	118
Reinsurance contract assets	—	5,013	—	—	5,013
Assets held for sale[1]	22,855	—	—	1,367	24,222
Other assets and investment properties	1,792	64	36	1,970	3,862
Total assets	123,337	9,633	6,263	9,304	148,537
Liabilities under investment contracts designated at fair value	—	—	5,931	—	5,931
Insurance contract liabilities	102,605	4,427	—	—	107,032
Reinsurance contract liabilities	—	701	—	—	701
Liabilities of disposal groups held for sale[1]	21,772	39	—	1,609	23,420
Other liabilities	—	—	—	4,438	4,438
Total liabilities	124,377	5,167	5,931	6,047	141,522
Total equity	—	—	—	7,015	7,015
Total liabilities and equity	124,377	5,167	5,931	13,062	148,537
1HSBC Life (UK) Limited is classified as held for sale at 31 December 2025. HSBC Assurances Vie (France) was classified as held for sale at 31 December 2024.
Further details are provided on page 355.
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets, credit spreads and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with participating features. These products typically include some form of capital guarantee or guaranteed return on the sums invested by the
policyholders, to which bonuses are added if allowed by the overall performance of the funds. For contracts without participating features, some form of guarantee may still exist but HSBC’s ability to share risks with policyholders will be reduced. Funds supporting these savings products are invested in a mix of fixed income assets (to support guarantees) and other asset classes (to provide customers with the potential for enhanced returns).
These products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In certain circumstances, asset returns may be insufficient to meet the policyholders’ guaranteed benefits. For non-participating contracts, any resulting shortfall is borne by HSBC.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains, as fees earned are typically related to the market value of the linked assets.
Sensitivities
The following table shows the sensitivity of the CSM, profit and total equity of our insurance manufacturing subsidiaries to changes in interest rates, credit spreads, growth assets and foreign exchange rates. These sensitivities are prepared in accordance with current IFRS
Accounting Standards.
Due in part to the nature of the guarantees, and the reinsurance and hedging strategies which may be in place, the relationship between the
CSM, profit and total equity is not linear. The sensitivities are before management actions that may mitigate the effect of changes in the market environment. The lower profit after tax sensitivity to yield curve shifts is driven by improved asset and liability matching in mainland
China, partly offset by the impact of methodology updates in Hong
Kong.
The 2025 sensitivities below exclude HSBC Assurances Vie (France)
following completion of its sale on 31 October 2025. Further details are provided on page 355.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2025			2024
	Effect on CSM	Effect on profit after tax for the year	Effect on total equity	Effect on CSM	Effect on profit after tax for the year	Effect on total equity
	$m	$m	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(370)	36	36	(155)	83	52
-100 basis point parallel shift in yield curves	(51)	(127)	(127)	(249)	(217)	(186)
+100 basis point shift in credit spreads	(918)	(15)	(15)	(907)	(84)	(115)
-100 basis point shift in credit spreads	897	74	74	876	60	91
10% increase in growth assets[1]	461	64	64	467	73	73
10% decrease in growth assets[1]	(533)	(75)	(75)	(514)	(79)	(79)
10% appreciation in US dollar exchange rate against local functional currency	102	20	20	71	17	17
10% depreciation in US dollar exchange rate against local functional currency	(75)	(15)	(15)	(26)	(3)	(3)
1‘Growth assets’ primarily comprise equity securities and investment properties. Variability in growth asset fair value constitutes a market risk to insurance manufacturing subsidiaries.
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main risks for our insurance manufacturers:
–the risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and
–the risk of default by reinsurance counterparties and non-
reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 216.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher (as defined on page 141), with none of the exposure being either past due or impaired
(2024: none).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholders. Therefore, our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of insurance financial assets is included in the table on page 161.
The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost. Liquidity risk may be able to be shared with policyholders for products with participating features.
The remaining maturity of insurance contract liabilities is included in
Note 4 on page 319.
The amounts of insurance contract liabilities that are payable on demand are set out by the product grouping below and exclude insurance businesses classified as held for sale (2025: HSBC Life (UK)
Limited; 2024: HSBC Assurances Vie (France). Further details are provided on page 355.

Amounts payable on demand
(Audited)
	2025		2024
	Amounts payable on demand	Carrying amount for these contracts	Amounts payable on demand	Carrying amount for these contracts
	$m	$m	$m	$m
Life direct participating and investment DPF contracts	108,416	117,107	98,275	102,605
Life other contracts	3,820	4,761	2,960	4,427
At 31 Dec	112,236	121,868	101,235	107,032
Insurance underwriting risk
(Audited)
Description and exposure
Insurance underwriting risk is the risk of loss through adverse experience, in either timing or amount, of insurance underwriting parameters (non-economic assumptions). These parameters include mortality, morbidity, longevity, lapse and expense rates.
The principal risk we face is that, over time, the cost of the contract, including claims and benefits, may exceed the total amount of premiums and investment income received.
The tables on page 216 analyse our life insurance underwriting risk exposures by type of contract.
The insurance underwriting risk profile and related exposures remain largely consistent with those observed at 31 December 2024.
Sensitivities
(Audited)
The following table shows the sensitivity of the CSM, profit and total equity of our insurance manufacturing subsidiaries to changes in non-
economic assumptions, after considering the impacts of reinsurance contracts held as risk mitigation.
These sensitivities are prepared in accordance with current IFRS
Accounting Standards.
Sensitivity to lapse rates depends on the type of contracts
being written. An increase in lapse rates typically has a negative effect on CSM (and therefore expected future profits) due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written.
Expense rate risk is the exposure to a change in the allocated cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on CSM and profits.
The impact of changing insurance underwriting risk factors is primarily absorbed within the CSM, unless contracts are onerous in which case the impact is directly to profit. The impact of changes to the CSM is released to profits over the expected coverage periods of the related insurance contracts.
The 2025 sensitivities below exclude HSBC Assurances Vie (France)
following completion of its sale on 31 October 2025. Further details are provided on page 355.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors
(Audited)
	Effect on CSM	Effect on profit after tax for the year	Effect on total equity
At 31 Dec 2025	$m	$m	$m
10% increase in lapse rates	(310)	(6)	(6)
10% decrease in lapse rates	322	3	3
5% increase in mortality and/or morbidity rates	(85)	(15)	(17)
5% decrease in mortality and/or morbidity rates	87	12	14
10% increase in expense rates	(48)	(14)	(14)
10% decrease in expense rates	49	12	12

At 31 Dec 2024
10% increase in lapse rates	(282)	(21)	(30)
10% decrease in lapse rates	297	23	36
5% increase in mortality and/or morbidity rates	(92)	(16)	(20)
5% decrease in mortality and/or morbidity rates	102	14	23
10% increase in expense rates	(66)	(11)	(15)
10% decrease in expense rates	68	12	15